UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders

Integrity Dividend Harvest Fund Class A / IDIVX	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.95%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 10.81%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the "Benchmark") returned 4.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, financials, and consumer staples.
•	Detracting from relative performance was stock selection in health care.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	10.81	13.82	10.40
Class A with sales charge	5.27	12.65	9.84
S&P 500 TR Index	16.33	15.88	13.66
S&P High Yield Dividend Aristocrats Index	4.55	11.29	9.85

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$520
Number of Holdings	57
Net Advisory Fee Paid	$1.37M
Annual Portfolio Turnover	28%
Distribution Rate @ NAV	2.74%
Beta	0.69
30-Day SEC Yield (IDIVX)	2.29%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Financials	16.9
Information Technology	16.4
Consumer Staples	14.3
Utilities	13.8
Energy	12.5
Health Care	7.9
Consumer Discretionary	4.6
Industrials	4.1
Communication Services	4.1
Cash Equivalents and Other	3.7
Materials	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	5.54
NextEra Energy Inc	4.92
TransCanada Corp	3.96
Chevron Corp	3.50
Corning Inc	3.16
PepsiCo Inc	3.02
AbbVie Inc	2.80
Morgan Stanley	2.79
Citigroup Inc	2.61
Bristol Myers Squibb Co	2.58

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Harvest Fund Class C / IDHCX	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.70%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class C shares returned 9.99%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the "Benchmark") returned 4.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, financials, and consumer staples.
•	Detracting from relative performance was stock selection in health care.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

August 3, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class C without sales charge	9.99	12.97	9.62
Class C with sales charge	8.99	12.97	9.62
S&P 500 TR Index	16.33	15.88	13.69
S&P High Yield Dividend Aristocrats Index	4.55	11.29	9.85
^Inception Date of 8/3/2015

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$520
Number of Holdings	57
Net Advisory Fee Paid	$1.37M
Annual Portfolio Turnover	28%
Distribution Rate	2.04%
Beta	0.69
30-Day SEC Yield (IDHCX)	1.66%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Financials	16.9
Information Technology	16.4
Consumer Staples	14.3
Utilities	13.8
Energy	12.5
Health Care	7.9
Consumer Discretionary	4.6
Industrials	4.1
Communication Services	4.1
Cash Equivalents and Other	3.7
Materials	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	5.54
NextEra Energy Inc	4.92
TransCanada Corp	3.96
Chevron Corp	3.50
Corning Inc	3.16
PepsiCo Inc	3.02
AbbVie Inc	2.80
Morgan Stanley	2.79
Citigroup Inc	2.61
Bristol Myers Squibb Co	2.58

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Harvest Fund Class I / IDHIX	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 11.07%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the "Benchmark") returned 4.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, financials, and consumer staples.
•	Detracting from relative performance was stock selection in health care.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	Inception^
Class I	11.07	14.10	10.09
S&P 500 TR Index	16.33	15.88	14.61
S&P High Yield Dividend Aristocrats Index	4.55	11.29	8.92
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$520
Number of Holdings	57
Net Advisory Fee Paid	$1.37M
Annual Portfolio Turnover	28%
Distribution Rate	2.98%
Beta	0.69
30-Day SEC Yield (IDHIX)	2.66%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Financials	16.9
Information Technology	16.4
Consumer Staples	14.3
Utilities	13.8
Energy	12.5
Health Care	7.9
Consumer Discretionary	4.6
Industrials	4.1
Communication Services	4.1
Cash Equivalents and Other	3.7
Materials	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	5.54
NextEra Energy Inc	4.92
TransCanada Corp	3.96
Chevron Corp	3.50
Corning Inc	3.16
PepsiCo Inc	3.02
AbbVie Inc	2.80
Morgan Stanley	2.79
Citigroup Inc	2.61
Bristol Myers Squibb Co	2.58

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class A / APAYX	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 4.88%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the "Benchmark") returned 8.26% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by as stock selection in health care and materials.
•	Aiding relative performance over the period was stock selection in consumer staples and energy.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	Inception^
Class A without sales charge	4.88	9.83
Class A with sales charge	-0.33	7.35
S&P 500 TR Index	16.33	22.21
Dow Jones U.S. Select Dividend Index	8.26	11.08
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$10
Number of Holdings	38
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	43%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	21.7
Communication Services	14.3
Consumer Staples	11.6
Utilities	11.6
Financials	11.2
Materials	8.8
Health Care	7.3
Consumer Discretionary	6.6
Cash Equivalents and Other	3.3
Industrials	2.8
Information Technology	0.8

Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.11
TransCanada Corp	5.97
AT&T Inc	5.70
Rio Tinto PLC ADR	4.35
AES Corp/The	4.10
Bristol Myers Squibb Co	3.92
British American Tobacco PLC ADR	3.63
Cal Maine Foods Inc	3.47
Pfizer Inc	3.39
Best Buy Co Inc	3.38

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class C / CPAYX	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.19%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class C shares returned 4.40%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the "Benchmark") returned 8.26% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by as stock selection in health care and materials.
•	Aiding relative performance over the period was stock selection in consumer staples and energy.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	Inception^
Class C without sales charge	4.40	9.61
Class C with sales charge	3.41	9.61
S&P 500 TR Index	16.33	22.21
Dow Jones U.S. Select Dividend Index	8.26	11.08
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$10
Number of Holdings	38
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	43%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	21.7
Communication Services	14.3
Consumer Staples	11.6
Utilities	11.6
Financials	11.2
Materials	8.8
Health Care	7.3
Consumer Discretionary	6.6
Cash Equivalents and Other	3.3
Industrials	2.8
Information Technology	0.8

Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.11
TransCanada Corp	5.97
AT&T Inc	5.70
Rio Tinto PLC ADR	4.35
AES Corp/The	4.10
Bristol Myers Squibb Co	3.92
British American Tobacco PLC ADR	3.63
Cal Maine Foods Inc	3.47
Pfizer Inc	3.39
Best Buy Co Inc	3.38

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class I / IPAYX	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 5.06%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the "Benchmark") returned 8.26% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by as stock selection in health care and materials.
•	Aiding relative performance over the period was stock selection in consumer staples and energy.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	Inception^
Class I	5.06	9.93
S&P 500 TR Index	16.33	22.21
Dow Jones U.S. Select Dividend Index	8.26	11.08
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$10
Number of Holdings	38
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	43%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	21.7
Communication Services	14.3
Consumer Staples	11.6
Utilities	11.6
Financials	11.2
Materials	8.8
Health Care	7.3
Consumer Discretionary	6.6
Cash Equivalents and Other	3.3
Industrials	2.8
Information Technology	0.8

Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.11
TransCanada Corp	5.97
AT&T Inc	5.70
Rio Tinto PLC ADR	4.35
AES Corp/The	4.10
Bristol Myers Squibb Co	3.92
British American Tobacco PLC ADR	3.63
Cal Maine Foods Inc	3.47
Pfizer Inc	3.39
Best Buy Co Inc	3.38

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class A / IGIAX
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through July 31, 2025
This report describes changes to the Fund that occurred during the reporting period.	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.24%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 13.80%.
•	In comparison, the S&P 500 Total Return Index (the "Benchmark") returned 16.33% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by stock selection in consumer staples and health care.
•	Aiding relative performance over the period was an underweight allocation to health care and an overweight allocation to technology.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	13.80	13.96	11.87
Class A with sales charge	8.10	12.79	11.30
S&P 500 TR Index	16.33	15.88	13.66

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$114
Number of Holdings	38
Net Advisory Fee Paid	$477K
Annual Portfolio Turnover	9%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Information Technology	44.7
Financials	16.5
Industrials	12.0
Consumer Staples	5.2
Health Care	4.8
Utilities	4.5
Consumer Discretionary	3.9
Materials	2.8
Cash Equivalents and Other	2.2
Energy	1.8
Communication Services	1.6

Top 10 Holdings	% Net Assets
NVIDIA Corp	10.14
KLA Tencor Corp	4.63
Visa Inc	4.55
Trane Technologies PLC	4.23
Cloudflare Inc	3.83
Apple Inc	3.82
Mastercard Inc	3.48
Intuit Inc	3.44
Lam Research Corp	3.33
JPMorgan Chase & Co	3.12

Changes to the Fund
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.

Accordingly, the Fund is subject to the risks of the information technology sector.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class C / IGIUX
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through July 31, 2025
This report describes changes to the Fund that occurred during the reporting period.	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.99%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class C shares returned 12.94%.
•	In comparison, the S&P 500 Total Return Index (the "Benchmark") returned 16.33% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by stock selection in consumer staples and health care.
•	Aiding relative performance over the period was an underweight allocation to health care and an overweight allocation to technology.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

August 3, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class C without sales charge	12.94	13.16	11.23
Class C with sales charge	11.94	13.16	11.23
S&P 500 TR Index	16.33	15.88	13.69
^Inception Date of 8/3/2015

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$114
Number of Holdings	38
Net Advisory Fee Paid	$477K
Annual Portfolio Turnover	9%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Information Technology	44.7
Financials	16.5
Industrials	12.0
Consumer Staples	5.2
Health Care	4.8
Utilities	4.5
Consumer Discretionary	3.9
Materials	2.8
Cash Equivalents and Other	2.2
Energy	1.8
Communication Services	1.6

Top 10 Holdings	% Net Assets
NVIDIA Corp	10.14
KLA Tencor Corp	4.63
Visa Inc	4.55
Trane Technologies PLC	4.23
Cloudflare Inc	3.83
Apple Inc	3.82
Mastercard Inc	3.48
Intuit Inc	3.44
Lam Research Corp	3.33
JPMorgan Chase & Co	3.12

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.

Accordingly, the Fund is subject to the risks of the information technology sector.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class I / IGIVX
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through July 31, 2025
This report describes changes to the Fund that occurred during the reporting period.	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 14.09%.
•	In comparison, the S&P 500 Total Return Index (the "Benchmark") returned 16.33% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by stock selection in consumer staples and health care.
•	Aiding relative performance over the period was an underweight allocation to health care and an overweight allocation to technology.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	14.09	14.24	13.71
S&P 500 TR Index	16.33	15.88	14.61
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$114
Number of Holdings	38
Net Advisory Fee Paid	$477K
Annual Portfolio Turnover	9%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Information Technology	44.7
Financials	16.5
Industrials	12.0
Consumer Staples	5.2
Health Care	4.8
Utilities	4.5
Consumer Discretionary	3.9
Materials	2.8
Cash Equivalents and Other	2.2
Energy	1.8
Communication Services	1.6

Top 10 Holdings	% Net Assets
NVIDIA Corp	10.14
KLA Tencor Corp	4.63
Visa Inc	4.55
Trane Technologies PLC	4.23
Cloudflare Inc	3.83
Apple Inc	3.82
Mastercard Inc	3.48
Intuit Inc	3.44
Lam Research Corp	3.33
JPMorgan Chase & Co	3.12

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.

Accordingly, the Fund is subject to the risks of the information technology sector.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class A / IHFAX
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through July 31, 2025
This report describes changes to the Fund that occurred during the reporting period.	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund's Class A shares returned 8.42%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the "Benchmark") returned 8.67% for the same period.

What affected the Fund’s performance?
•	During the period, the Fund's overweight position in the Cable Satellite sector, along with the Fund's security selection in Pharmaceuticals and Midstream, contributed to relative performance. Conversely, the Fund's security selection in Retailers, overweight position in Automotive and underweight position in Wireless detracted from relative performance.
•	Compared to the Benchmark on July 31, 2025, the Fund was overweight in the Cable Satellite, Automotive and Independent Energy sectors due to the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because the portfolio managers did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the Benchmark on July 31, 2025, the Fund’s yield, spread and duration were lower than those of the Benchmark.
•	Specifically, the Fund's overweight positions in Lumen Technologies, Bausch Health, DISH Network and Intelsat paired with lack of exposure to New Fortress Energy contributed to relative performance. Overweight positions in Claires, Rite Aid and Ford Motor Company, lack of exposure to Uniti Group and the Fund's underweight position in CSC Holdings were the top detractors in the period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	8.42	4.82	4.98
Class A with sales charge	3.80	3.91	4.52
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
Bloomberg U.S. Corporate High Yield Bond Index	8.67	5.09	5.49

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$47
Number of Holdings	644
Net Advisory Fee Paid	$111K
Annual Portfolio Turnover	28%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	19.5
Communication Services	19.0
Industrials	12.7
Energy	11.5
Health Care	9.5
Materials	7.9
Information Technology	6.2
Consumer Staples	3.6
Cash Equivalents and Other	3.5
Real Estate	3.1
Utilities	1.9
Financials	1.6

Credit Rating Breakdown*	% Net Assets
BBB	6.75
BB	54.01
B	23.77
CCC	10.18
CC	0.02
NR	5.27

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's current prospectus dated November 30, 2024 or the next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

Effective November 30, 2024, Class A's expense limitation was increased from 0.99% of the Fund's average daily net assets to 1.09% of the Fund's average daily net assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class C / IHFCX
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through July 31, 2025
This report describes changes to the Fund that occurred during the reporting period.	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.80%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund's Class C shares returned 7.32%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the "Benchmark") returned 8.67% for the same period.

What affected the Fund’s performance?
•	During the period, the Fund's overweight position in the Cable Satellite sector, along with the Fund's security selection in Pharmaceuticals and Midstream, contributed to relative performance. Conversely, the Fund's security selection in Retailers, overweight position in Automotive and underweight position in Wireless detracted from relative performance.
•	Compared to the Benchmark on July 31, 2025, the Fund was overweight in the Cable Satellite, Automotive and Independent Energy sectors due to the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because the portfolio managers did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the Benchmark on July 31, 2025, the Fund’s yield, spread and duration were lower than those of the Benchmark.
•	Specifically, the Fund's overweight positions in Lumen Technologies, Bausch Health, DISH Network and Intelsat paired with lack of exposure to New Fortress Energy contributed to relative performance. Overweight positions in Claires, Rite Aid and Ford Motor Company, lack of exposure to Uniti Group and the Fund's underweight position in CSC Holdings were the top detractors in the period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class C without sales charge	7.32	3.98	4.17
Class C with sales charge	6.32	3.98	4.17
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
Bloomberg U.S. Corporate High Yield Bond Index	8.67	5.09	5.49

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$47
Number of Holdings	644
Net Advisory Fee Paid	$111K
Annual Portfolio Turnover	28%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	19.5
Communication Services	19.0
Industrials	12.7
Energy	11.5
Health Care	9.5
Materials	7.9
Information Technology	6.2
Consumer Staples	3.6
Cash Equivalents and Other	3.5
Real Estate	3.1
Utilities	1.9
Financials	1.6

Credit Rating Breakdown*	% Net Assets
BBB	6.75
BB	54.01
B	23.77
CCC	10.18
CC	0.02
NR	5.27

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's current prospectus dated November 30, 2024 or the next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

Effective November 30, 2024, Class C's expense limitation was increased from 1.74% of the Fund's average daily net assets to 1.84% of the Fund's average daily net assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class I / IHFIX
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through July 31, 2025
This report describes changes to the Fund that occurred during the reporting period.	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.79%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund's Class I shares returned 8.84%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the "Benchmark") returned 8.67% for the same period.

What affected the Fund’s performance?
•	During the period, the Fund's overweight position in the Cable Satellite sector, along with the Fund's security selection in Pharmaceuticals and Midstream, contributed to relative performance. Conversely, the Fund's security selection in Retailers, overweight position in Automotive and underweight position in Wireless detracted from relative performance.
•	Compared to the Benchmark on July 31, 2025, the Fund was overweight in the Cable Satellite, Automotive and Independent Energy sectors due to the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because the portfolio managers did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the Benchmark on July 31, 2025, the Fund’s yield, spread and duration were lower than those of the Benchmark.
•	Specifically, the Fund's overweight positions in Lumen Technologies, Bausch Health, DISH Network and Intelsat paired with lack of exposure to New Fortress Energy contributed to relative performance. Overweight positions in Claires, Rite Aid and Ford Motor Company, lack of exposure to Uniti Group and the Fund's underweight position in CSC Holdings were the top detractors in the period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	8.84	5.11	5.40
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.22
Bloomberg U.S. Corporate High Yield Bond Index	8.67	5.09	5.54
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$47
Number of Holdings	644
Net Advisory Fee Paid	$111K
Annual Portfolio Turnover	28%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	19.5
Communication Services	19.0
Industrials	12.7
Energy	11.5
Health Care	9.5
Materials	7.9
Information Technology	6.2
Consumer Staples	3.6
Cash Equivalents and Other	3.5
Real Estate	3.1
Utilities	1.9
Financials	1.6

Credit Rating Breakdown*	% Net Assets
BBB	6.75
BB	54.01
B	23.77
CCC	10.18
CC	0.02
NR	5.27

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's current prospectus dated November 30, 2024 or the next prospectus, which we expect to be available by November 30, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

Effective November 30, 2024, Class I's expense limitation was increased from 0.74% of the Fund's average daily net assets to 0.84% of the Fund's average daily net assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class A / ICPAX	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.50%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 13.89%.
•	In comparison, the S&P 1500 Energy Total Return Index (the "Benchmark") returned -3.84% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Crude oil prices experienced elevated volatility over the period as geopolitical tensions were offset by an oversupplied market. Crude oil traded modestly lower for the period.
•	Aiding relative performance versus the Benchmark over the period was an overweight allocation to utilities, independent power producer and midstream, as well as stock selection in exploration & production.
•	Detracting from relative performance was an overweight allocation to oilfield service.
Return of Capital Distribution
As of July 31, 2025 distributable earnings was increased and paid in capital was decreased in the amount of $0.01 per share due to distributions paid in excess of earnings for class A.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	13.89	21.82	3.21
Class A with sales charge	8.26	20.55	2.69
S&P 1500 TR Index	15.03	15.60	13.27
S&P 1500 Energy TR Index	-3.84	24.47	6.01

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$135
Number of Holdings	48
Net Advisory Fee Paid	$611K
Annual Portfolio Turnover	63%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	66.8
Utilities	13.5
Industrials	12.3
Information Technologies	3.0
Cash Equivalents and Other	2.2
Consumer Discretionary	2.2

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	5.06
Exxon Mobil Corp	4.54
Baker Hughes a GE Co	4.40
Permian Resources Corp	4.08
Entergy Corp	4.01
Vertiv Holdings Co	3.77
Vistra Corp	3.70
Phillips 66	3.56
TransCanada Corp	3.54
Antero Resources Corp	3.49

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class C / ICPUX	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	2.00%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class C shares returned 13.20%.
•	In comparison, the S&P 1500 Energy Total Return Index (the "Benchmark") returned -3.84% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Crude oil prices experienced elevated volatility over the period as geopolitical tensions were offset by an oversupplied market. Crude oil traded modestly lower for the period.
•	Aiding relative performance versus the Benchmark over the period was an overweight allocation to utilities, independent power producer and midstream, as well as stock selection in exploration & production.
•	Detracting from relative performance was an overweight allocation to oilfield service.
Return of Capital Distribution
As of July 31, 2025 distributable earnings was increased and paid in capital was decreased in the amount of less than $0.005 per share due to distributions paid in excess of earnings for class C.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class C without sales charge	13.20	21.19	2.70
Class C with sales charge	12.20	21.19	2.70
S&P 1500 TR Index	15.03	15.60	13.27
S&P 1500 Energy TR Index	-3.84	24.47	6.01

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$135
Number of Holdings	48
Net Advisory Fee Paid	$611K
Annual Portfolio Turnover	63%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	66.8
Utilities	13.5
Industrials	12.3
Information Technologies	3.0
Cash Equivalents and Other	2.2
Consumer Discretionary	2.2

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	5.06
Exxon Mobil Corp	4.54
Baker Hughes a GE Co	4.40
Permian Resources Corp	4.08
Entergy Corp	4.01
Vertiv Holdings Co	3.77
Vistra Corp	3.70
Phillips 66	3.56
TransCanada Corp	3.54
Antero Resources Corp	3.49

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class I / ICWIX	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.00%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 14.42%.
•	In comparison, the S&P 1500 Energy Total Return Index (the "Benchmark") returned -3.84% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Crude oil prices experienced elevated volatility over the period as geopolitical tensions were offset by an oversupplied market. Crude oil traded modestly lower for the period.
•	Aiding relative performance versus the Benchmark over the period was an overweight allocation to utilities, independent power producer and midstream, as well as stock selection in exploration & production.
•	Detracting from relative performance was an overweight allocation to oilfield service.
Return of Capital Distribution
As of July 31, 2025 distributable earnings was increased and paid in capital was decreased in the amount of $0.01 per share due to distributions paid in excess of earnings for class I.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	14.42	22.44	5.37
S&P 1500 TR Index	15.03	15.60	14.17
S&P 1500 Energy TR Index	-3.84	24.47	6.99
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$135
Number of Holdings	48
Net Advisory Fee Paid	$611K
Annual Portfolio Turnover	63%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	66.8
Utilities	13.5
Industrials	12.3
Information Technologies	3.0
Cash Equivalents and Other	2.2
Consumer Discretionary	2.2

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	5.06
Exxon Mobil Corp	4.54
Baker Hughes a GE Co	4.40
Permian Resources Corp	4.08
Entergy Corp	4.01
Vertiv Holdings Co	3.77
Vistra Corp	3.70
Phillips 66	3.56
TransCanada Corp	3.54
Antero Resources Corp	3.49

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Short Term Government Fund Class A / MDSAX	This annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 6.55%.
•	In comparison, the ICE BofA 1-3 Year US Treasury Index (the "Benchmark") returned 4.43% for the same period.

What affected the Fund’s performance?
•	Fixed income sectors in general benefited from the regime change in the Federal Reserve ("the Fed") policy, as the Federal Open Market Committee reduced the fed funds rates by 1% to 4.375%. The Treasury yield curve steepened significantly with short and intermediate-maturity Treasury yields declining given market uncertainty over the economic drag from trade policy under the new administration, while debt sustainability concerns raised longer maturity Treasury yields. As a result, the Fund’s short duration contributed to the outperformance. In addition, the portfolio’s weighting in certain Ginnie Mae mortgage-backed securities sectors and security selection further contributed to performance.
•	The spread of agency mortgage-backed securities over Treasuries tightened moderately during the 12 month period. A higher overall yield relative to that of the pre-COVID era also improved the income return of the Fund. In addition, steady cashflow patterns of short duration Agency mortgage-backed securities backed by seasoned loans with historically low mortgage rates contributed meaningfully to performance. Lastly, yield curve reshaping positively impacted returns as 2-year Treasury yields decreased by 30 basis points over the 12 month period, while the 10-year Treasury yields was higher by 34bps.
•	The fund continues to be overweight in Agency mortgage-backed securities relative to Treasuries and, more specifically, Ginnie Mae Project Loan mortgage-backed securities. Also, the Fund has a moderately longer duration than the Benchmark which should be a benefit if short maturity Treasury yields decline.
•	Income and positive price return contributed about two-thirds and one-third, respectively, of the total return over the 12 month period. The Fund yield also exceeded that of the Benchmark over the 12 month period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

January 17, 2020 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class A without sales charge	6.55	1.48	1.64
Class A with sales charge	4.47	1.07	1.26
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	0.28
ICE BofA 1-3 Year U.S. Treasury Index	4.43	1.34	1.74
^Inception Date of 1/17/2020

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$32
Number of Holdings	166
Net Advisory Fee Paid	$3K
Annual Portfolio Turnover	113%

   What did the Fund invest in?

    (as of July 31, 2025)

Assets	% Net Assets
Mortgage Backed Securities	95.9
U.S. Government Notes/Bonds	2.6
Cash Equivalents and Other	1.5

Top 10 Holdings	% Net Assets
United States Treasury 2-Year Note 4.6250% 06/30/2026	2.60
Ginnie Mae II Pool, 6.5000% 02/20/2055	2.03
Government National Mortgage Association, 1.20178% 08/16/2063	1.99
Freddie Mac Pool, 6.0000% 07/01/2053	1.62
Freddie Mac REMICS, 6.0000% 04/25/2050	1.59
Ginnie Mae II Pool, 7.0000% 02/20/2055	1.57
Fannie Mae Pool, 5.5000% 03/01/2053	1.46
Government National Mortgage Association, 0.97965% 12/16/2062	1.40
Freddie Mac Pool, 6.0000% 09/01/2053	1.40
Fannie Mae Pool, 6.0000% 12/01/2053	1.39

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Short Term Government Fund Class I / MDSIX	This annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 6.81%.
•	In comparison, the ICE BofA 1-3 Year US Treasury Index (the "Benchmark") returned 4.43% for the same period.

What affected the Fund’s performance?
•	Fixed income sectors in general benefited from the regime change in the Federal Reserve ("the Fed") policy, as the Federal Open Market Committee reduced the fed funds rates by 1% to 4.375%. The Treasury yield curve steepened significantly with short and intermediate-maturity Treasury yields declining given market uncertainty over the economic drag from trade policy under the new administration, while debt sustainability concerns raised longer maturity Treasury yields. As a result, the Fund’s short duration contributed to the outperformance. In addition, the portfolio’s weighting in certain Ginnie Mae mortgage-backed securities sectors and security selection further contributed to performance.
•	The spread of agency mortgage-backed securities over Treasuries tightened moderately during the 12 month period. A higher overall yield relative to that of the pre-COVID era also improved the income return of the Fund. In addition, steady cashflow patterns of short duration Agency mortgage-backed securities backed by seasoned loans with historically low mortgage rates contributed meaningfully to performance. Lastly, yield curve reshaping positively impacted returns as 2-year Treasury yields decreased by 30 basis points over the 12 month period, while the 10-year Treasury yields was higher by 34bps.
•	The fund continues to be overweight in Agency mortgage-backed securities relative to Treasuries and, more specifically, Ginnie Mae Project Loan mortgage-backed securities. Also, the Fund has a moderately longer duration than the Benchmark which should be a benefit if short maturity Treasury yields decline.
•	Income and positive price return contributed about two-thirds and one-third, respectively, of the total return over the 12 month period. The Fund yield also exceeded that of the Benchmark over the 12 month period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class I	6.81	1.72	1.77
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
ICE BofA 1-3 Year U.S. Treasury Index	4.43	1.34	1.60

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$32
Number of Holdings	166
Net Advisory Fee Paid	$3K
Annual Portfolio Turnover	113%

   What did the Fund invest in?

    (as of July 31, 2025)

Assets	% Net Assets
Mortgage Backed Securities	95.9
U.S. Government Notes/Bonds	2.6
Cash Equivalents and Other	1.5

Top 10 Holdings	% Net Assets
United States Treasury 2-Year Note 4.6250% 06/30/2026	2.60
Ginnie Mae II Pool, 6.5000% 02/20/2055	2.03
Government National Mortgage Association, 1.20178% 08/16/2063	1.99
Freddie Mac Pool, 6.0000% 07/01/2053	1.62
Freddie Mac REMICS, 6.0000% 04/25/2050	1.59
Ginnie Mae II Pool, 7.0000% 02/20/2055	1.57
Fannie Mae Pool, 5.5000% 03/01/2053	1.46
Government National Mortgage Association, 0.97965% 12/16/2062	1.40
Freddie Mac Pool, 6.0000% 09/01/2053	1.40
Fannie Mae Pool, 6.0000% 12/01/2053	1.39

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Item 2. Code of Ethics

As of the end of the period covered by this report, The Integrity Funds (herein referred to as the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Registrant’s website at www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 19(a)(1) as EX-99.CODE ETH.

Item 3. Audit Committee Financial Expert

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen & Company, Ltd. (“Cohen”), the principal accountant for the audit of the Registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $126,157 for the year ended July 31, 2025 and $107,063 for the year ended July 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2025 and $0 for the year ended July 31, 2024.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,275 for the year ended July 31, 2025 and $15,275 for the year ended July 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: Other fees include: 1) An examination of management’s assertion of the operating effectiveness of the internal controls over the transfer agent and registrar functions of Integrity Fund Services, LLC, under Rule 17ad-12(a)(3) for 2025 fiscal year-end for a fee of $3,250 and (2) Global Investment Performance Standards verification services for Viking Fund Management, LLC for the periods from January 1, 2020 to December 31, 2024 for a fee of $9,000.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

The Registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the Registrant by the principal accountant.

(2) Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

100% of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable. All services performed on the engagement to audit the Registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)	Principal Accountant’s Independence: The Registrant’s auditor did not provide any non-audit services to the Registrant’s investment adviser or any entity controlling, controlled by, or controlled with the Registrant’s investment adviser that provides ongoing services to the Registrant.

(i)	Not applicable.

The Integrity Funds | July 31, 2025

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

The independent board members are acting as the Registrant’s Audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c)(a)(58)(A)). The Audit Committee consists of the following Board members: Jerry M. Stai, R. James Maxson, and Wade A. Dokken.

Item 6. Investments

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

The Integrity Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Integrity Funds comprising the funds listed below (the “Funds”) as of July 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Integrity Dividend Harvest Fund, Integrity Growth & Income Fund, Integrity High Income Fund, Integrity Mid-North American Resources Fund, and Integrity Short Term Government Fund	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025, 2024, 2023, 2022, and 2021
Integrity Dividend Summit Fund	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025, 2024, and the period from May 1, 2023 (commencement of operations) through July 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, counterparties, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 26, 2025

The Integrity Funds | July 31, 2025

Schedule of Investments  - July 31, 2025

Integrity Dividend Harvest Fund

	Shares	Fair Value
COMMON STOCKS (96.3%)

Communication Services (4.1%)
AT&T INC	350,000	$9,593,500
VERIZON COMMUNICATIONS INC	270,000	11,545,200
		21,138,700
Consumer Discretionary (4.6%)
GENUINE PARTS CO	55,000	7,088,400
HOME DEPOT INC/THE	20,000	7,350,200
MCDONALD'S CORP	20,000	6,001,400
STARBUCKS CORP	40,000	3,566,400
		24,006,400
Consumer Staples (14.3%)
ALTRIA GROUP INC	170,000	10,529,800
BRITISH AMERICAN TOBACCO PLC ADR	151,000	8,105,680
COCA COLA CO/THE	100,000	6,789,000
KENVUE INC	530,000	11,363,200
KIMBERLY CLARK CORP	50,000	6,231,000
PEPSICO INC	114,000	15,722,880
PHILIP MORRIS INTERNATIONAL INC	35,000	5,741,750
PROCTER & GAMBLE CO/THE	18,000	2,708,460
TARGET CORP	70,000	7,035,000
		74,226,770
Energy (12.5%)
CHEVRON CORP	120,000	18,196,800
ENBRIDGE INC	140,000	6,340,600
EXXON MOBIL CORP	70,000	7,814,800
PERMIAN RESOURCES CORP	400,000	5,664,000
PHILLIPS 66	50,000	6,179,000
TRANSCANADA CORP	430,000	20,588,400
		64,783,600
Financials (16.9%)
ALLSTATE CORP/THE	25,000	5,081,250
AMERICAN FINANCIAL GROUP INC/OH	40,000	4,996,000
BANK OF AMERICA CORP	150,000	7,090,500
BLACKROCK INC	5,000	5,530,050
CME GROUP INC	25,000	6,957,000
CITIGROUP INC	145,000	13,586,500
JPMORGAN CHASE & CO	30,000	8,887,200
MORGAN STANLEY	102,000	14,530,920
OLD REPUBLIC INTERNATIONAL CORP	180,000	6,510,600
PRUDENTIAL FINANCIAL INC	95,000	9,840,100
UNUM GROUP	70,000	5,026,700
		88,036,820
Health Care (7.9%)
ABBVIE INC	77,000	14,554,540
BRISTOL MYERS SQUIBB CO	310,000	13,426,100
MERCK & CO INC	81,000	6,327,720
PFIZER INC	290,000	6,754,100
		41,062,460
Industrials (4.1%)
ILLINOIS TOOL WORKS INC	17,000	4,351,490
LOCKHEED MARTIN CORP	15,000	6,314,700
PAYCHEX INC	43,000	6,206,190
UNITED PARCEL SERVICE INC	55,000	4,738,800
		21,611,180
Information Technology (16.4%)
BROADCOM INC	98,000	28,782,600
CORNING INC	260,000	16,442,400
DELL TECHNOLOGIES INC	57,000	7,563,330
HEWLETT PACKARD ENTERPRISE CO	350,000	7,241,500
INTERNATIONAL BUSINESS MACHINES CORP	24,000	6,075,600
LAM RESEARCH CORP	57,000	5,405,880
QUALCOMM INC	55,000	8,071,800
TEXAS INSTRUMENTS INC	32,000	5,793,920
		85,377,030
Materials (1.7%)
AIR PRODUCTS & CHEMICALS INC	15,000	4,318,200
LYONDELLBASELL INDUSTRIES NV	80,000	4,634,400
		8,952,600
Utilities (13.8%)
AES CORP/THE	100,000	1,315,000
AMERICAN ELECTRIC POWER CO INC	110,000	12,445,400
ENTERGY CORP	100,000	9,043,000
EVERGY INC	100,000	7,080,000
NEXTERA ENERGY INC	360,000	25,581,600
SPIRE INC	40,000	2,978,800
XCEL ENERGY INC	180,000	13,219,200
		71,663,000

TOTAL INVESTMENTS (Cost $422,538,085)		$500,858,560

OTHER ASSETS LESS LIABILITIES (3.7%)		$19,111,796

NET ASSETS (100.0%)		$519,970,356

PLC - Public Limited Company

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Schedule of Investments  - July 31, 2025

Integrity Dividend Summit Fund

	Shares	Fair Value
COMMON STOCKS (96.7%)

Communication Services (14.3%)
AT&T INC	20,000	$548,200
BCE INC	6,000	139,980
VERIZON COMMUNICATIONS INC	16,000	684,160
		1,372,340
Consumer Discretionary (6.6%)
BEST BUY CO INC	5,000	325,300
BUCKLE INC/THE	3,000	148,110
WENDY'S CO/THE	8,000	78,800
WHIRLPOOL CORP	1,000	83,040
		635,250
Consumer Staples (11.6%)
ALTRIA GROUP INC	5,250	325,185
BRITISH AMERICAN TOBACCO PLC ADR	6,500	348,920
CAL MAINE FOODS INC	3,000	333,420
KENVUE INC	5,000	107,200
		1,114,725
Energy (21.7%)
CHEVRON CORP	2,000	303,280
ENBRIDGE INC	4,500	203,805
PERMIAN RESOURCES CORP	11,000	155,760
PETROLEO BRASILEIRO SA ADR	23,000	293,020
SOUTH BOW CORP	2,400	63,024
TRANSCANADA CORP	12,000	574,560
TENARIS SA ADR	3,000	104,820
NOBLE CORP PLC	5,000	134,050
DORIAN LPG LTD	9,000	259,110
		2,091,429
Financials (11.2%)
AMERICAN FINANCIAL GROUP INC/OH	1,000	124,900
ING GROEP NV ADR	5,000	116,800
PRUDENTIAL FINANCIAL INC	3,000	310,740
REGIONS FINANCIAL CORP	6,000	151,980
TRUIST FINANCIAL CORP	3,000	131,130
US BANCORP	5,340	240,087
		1,075,637
Health Care (7.3%)
BRISTOL MYERS SQUIBB CO	8,700	376,797
PFIZER INC	14,000	326,060
		702,857
Industrials (2.8%)
UNITED PARCEL SERVICE INC	3,000	258,480
		258,480
Information Technology (0.8%)
UNITED MICROELECTRONICS CORP ADR	12,000	82,080
		82,080
Materials (8.8%)
BHP GROUP LTD ADR	4,000	202,680
RIO TINTO PLC ADR	7,000	418,390
LYONDELLBASELL INDUSTRIES NV	4,000	231,720
		852,790

Utilities (11.6%)
AES CORP/THE	30,000	394,500
DOMINION RESOURCES INC/VA	3,500	204,575
EVERSOURCE ENERGY	4,000	264,400
EXELON CORP	2,000	89,880
PORTLAND GENERAL ELECTRIC CO	4,000	164,480
		1,117,835

TOTAL INVESTMENTS (COST: $9,275,871)		$9,303,423

OTHER ASSETS LESS LIABILITIES (3.3%)		$312,722

NET ASSETS (100.0%)		$9,616,145

PLC - Public Limited Company

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Schedule of Investments  - July 31, 2025

Integrity Growth & Income Fund

	Shares	Fair Value
COMMON STOCKS (97.8%)

Communication Services (1.6%)
AT&T INC	65,000	$1,781,650
		1,781,650
Consumer Discretionary (3.9%)
HOME DEPOT INC/THE	6,000	2,205,060
LOWE'S COS INC	10,000	2,235,700
		4,440,760
Consumer Staples (5.2%)
KIMBERLY CLARK CORP	21,000	2,617,020
PEPSICO INC	11,000	1,517,120
TARGET CORP	18,000	1,809,000
		5,943,140
Energy (1.8%)
KINDER MORGAN INC/DE	75,000	2,104,500
		2,104,500
Financials (16.5%)
BANK OF AMERICA CORP	30,000	1,418,100
JPMORGAN CHASE & CO	12,000	3,554,880
MASTERCARD INC	7,000	3,965,290
PNC FINANCIAL SERVICES GROUP INC/THE	10,000	1,902,700
S&P GLOBAL INC	5,000	2,755,500
VISA INC	15,000	5,182,050
		18,778,520
Health Care (4.8%)
*EDWARDS LIFESCIENCES CORP	20,000	1,586,200
THERMO FISHER SCIENTIFIC INC	5,000	2,338,400
UNITEDHEALTH GROUP INC	6,000	1,497,360
		5,421,960
Industrials (12.0%)
CATERPILLAR INC	4,000	1,752,080
DEERE & CO	5,000	2,621,850
FEDEX CORP	7,000	1,564,430
WASTE MANAGEMENT INC	13,000	2,979,080
TRANE TECHNOLOGIES PLC	11,000	4,818,880
		13,736,320
Information Technology (44.7%)
*ADVANCED MICRO DEVICES INC	17,000	2,997,270
APPLE INC	21,000	4,358,970
CISCO SYSTEMS INC	15,000	1,021,200
*CLOUDFLARE INC	21,000	4,361,280
*DIGITALOCEAN HOLDINGS INC	75,000	2,089,500
INTUIT INC	5,000	3,925,650
KLA TENCOR CORP	6,000	5,274,180
LAM RESEARCH CORP	40,000	3,793,600
MICROSOFT CORP	6,000	3,201,000
NVIDIA CORP	65,000	11,561,550
QUALCOMM INC	20,000	2,935,200
*TYLER TECHNOLOGIES INC	2,000	1,169,120
*CYBERARK SOFTWARE LTD	6,000	2,468,820
*MONDAY.COM LTD	7,000	1,836,030
		50,993,370
Materials (2.8%)
AIR PRODUCTS & CHEMICALS INC	11,000	3,166,680
		3,166,680
Utilities (4.5%)
EXELON CORP	60,000	2,696,400
NEXTERA ENERGY INC	35,000	2,487,100
		5,183,500

TOTAL INVESTMENTS (Cost $55,060,158)		$111,550,400

OTHER ASSETS LESS LIABILITIES (2.2%)		$2,451,309

NET ASSETS (100.0%)		$114,001,709

*Non-income producing

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Schedule of Investments  - July 31, 2025

Integrity High Income Fund

	Principal	Fair
	Amount	Value
CORPORATE BONDS (95.2%)

Communication Services (18.8%)
ALTICE FRANCE SA 144A 5.500% 01/15/2028	200,000	$176,862
ARCHES BUYER INC 144A 4.250% 06/01/2028 Callable @ 100.000 12/01/2025	85,000	81,893
ARCHES BUYER INC 144A 6.125% 12/01/2028 Callable @ 100.000 12/01/2025	17,000	16,221
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 5.125% 05/01/2027	163,000	161,716
CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 5.000% 02/01/2028 Callable @ 100.000 08/01/2025	489,000	480,584
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 5.375% 06/01/2029 Callable @ 100.896 06/01/2026	52,000	51,075
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 4.750% 03/01/2030 Callable @ 101.583 09/01/2025	515,000	490,674
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 4.500% 08/15/2030 Callable @ 101.500 02/15/2026	515,000	481,935
CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 4.250% 02/01/2031 Callable @ 101.417 07/01/2026	366,000	334,929
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 4.500% 05/01/2032 Callable @ 102.250 05/01/2026	35,000	31,758
CSC HOLDINGS LLC 144A 6.500% 02/01/2029 Callable @ 101.083 02/01/2026	400,000	316,031
CSC HOLDINGS LLC 144A 5.750% 01/15/2030 Callable @ 101.917 01/15/2026	200,000	98,646
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 5.125% 08/15/2027	259,000	258,746
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 7.750% 04/15/2028 Callable @ 100.000 04/15/2026	204,000	192,637
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 7.500% 06/01/2029 Callable @ 100.000 06/01/2026	103,000	93,943
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 9.000% 09/15/2028 Callable @ 104.500 09/15/2025	35,000	36,667
# CLEAR CHANNEL OUTDOOR HOLDINGS, INC. 144A 7.125% 02/15/2031 Callable @ 103.563 08/15/2027	152,000	152,059
# CLEAR CHANNEL OUTDOOR HOLDINGS, INC. 144A 7.500% 03/15/2033 Callable @ 103.750 09/15/2028	77,000	77,050
DIRECTV HOLDINGS LLC/DIRECTV FINANCING CO., INC. 144A 5.875% 08/15/2027 Callable @ 101.469 08/15/2025	137,000	136,176
DISCOVERY COMMUNICATIONS LLC 5.000% 09/20/2037 Callable @ 100.000 03/20/2037	14,000	10,128
DISH NETWORK CORP 144A 11.750% 11/15/2027 Callable @ 102.938 11/15/2025	252,000	262,434
DISH DBS CORP 7.750% 07/01/2026	193,000	171,529
DISH DBS CORP 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	345,000	324,323
DISH DBS CORP 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	65,000	58,070
(5) ECHOSTAR CORP 6.750% (6.750% PIK)11/30/2030 Callable @ 102.000 11/30/2026	50,829	48,160
(5) ECHOSTAR CORP 3.875% (3.875% PIK)11/30/2030	25,874	32,756
ECHOSTAR CORP 10.750% 11/30/2029 Callable @ 105.375 11/30/2026	80,000	84,371
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 5.875% 10/15/2027 Callable @ 100.000 10/15/2025	4,000	4,001
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 5.000% 05/01/2028 Callable @ 100.000 05/01/2026	200,000	199,750
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 6.750% 05/01/2029 Callable @ 100.000 05/01/2026	9,000	9,085
FRONTIER COMMUNICATIONS HOLDINGS LLC 5.875% 11/01/2029 Callable @ 101.469 11/01/2025	14,737	14,861
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 6.000% 01/15/2030 Callable @ 101.500 10/15/2025	27,000	27,326
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 8.750% 05/15/2030 Callable @ 102.188 05/15/2026	49,000	51,282
GCI LLC 144A 4.750% 10/15/2028 Callable @ 100.000 10/15/2025	168,000	162,203
GRAY MEDIA INC 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	8,000	5,908
GRAY MEDIA INC 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	168,000	125,370
GRAY MEDIA INC 144A 10.500% 07/15/2029 Callable @ 105.250 07/15/2026	205,000	221,770
GRAY MEDIA, INC. 144A 7.250% 08/15/2033 Callable @ 103.625 08/15/2028	58,000	57,688
HUGHES SATELLITE SYSTEMS CORP 6.625% 08/01/2026	20,000	15,128
IHEARTCOMMUNICATIONS INC 144A 9.125% 05/01/2029 Callable @ 103.000 12/20/2026	287,251	239,606
IHEARTCOMMUNICATIONS INC 144A 10.875% 05/01/2030 Callable @ 105.438 12/20/2026	215,591	104,734
IHEARTCOMMUNICATIONS INC 144A 7.750% 08/15/2030 Callable @ 105.813 12/20/2026	107,293	83,538
LEVEL 3 FINANCING INC 144A 11.000% 11/15/2029 Callable @ 105.500 03/22/2027	22,361	25,352
LEVEL 3 FINANCING INC 144A 4.875% 06/15/2029 Callable @ 102.313 03/22/2026	30,000	28,125
LEVEL 3 FINANCING INC 144A 4.500% 04/01/2030 Callable @ 102.125 03/22/2026	45,000	40,163
LEVEL 3 FINANCING INC 144A 3.875% 10/15/2030 Callable @ 100.906 03/22/2026	39,000	33,443
LEVEL 3 FINANCING, INC. 144A 6.875% 06/30/2033 Callable @ 103.438 06/30/2028	74,000	74,946
LUMEN TECHNOLOGIES INC 144A 5.375% 06/15/2029 Callable @ 100.000 06/15/2026	70,000	62,667
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2029	49,886	48,584
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2030	109,665	106,914
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2030	137,411	133,964
LUMEN TECHNOLOGIES, INC. 144A 10.000% 10/15/2032	5,000	5,081
WARNERMEDIA HOLDINGS, INC. 4.279% 03/15/2032 Callable @ 100.000 12/15/2031	73,000	61,503
MCGRAW-HILL EDUCATION INC 144A 5.750% 08/01/2028 Callable @ 101.438 08/01/2025	57,000	56,778
STAGWELL GLOBAL LLC 144A 5.625% 08/15/2029 Callable @ 101.406 08/15/2025	113,000	108,638
MIDCONTINENT COMMUNICATIONS 144A 8.000% 08/15/2032 Callable @ 104.000 08/15/2027	60,000	63,323
NEWS CORP 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	38,985
NEXSTAR MEDIA INC 144A 4.750% 11/01/2028 Callable @ 100.000 11/01/2025	271,000	263,397
NEXSTAR MEDIA INC 144A 5.625% 07/15/2027	134,000	133,790
OUTFRONT MEDIA CAPITAL LLC 144A 4.625% 03/15/2030 Callable @ 101.542 03/15/2026	15,000	14,240
OUTFRONT MEDIA CAPITAL LLC 144A 4.250% 01/15/2029 Callable @ 100.000 01/15/2026	13,000	12,391
OUTFRONT MEDIA CAPITAL LLC 144A 7.375% 02/15/2031 Callable @ 103.688 11/15/2026	67,000	70,349
SCRIPPS ESCROW INC 144A 5.875% 07/15/2027	65,000	64,922
SHUTTERFLY FINANCE LLC 144A 8.500% 10/01/2027	185,831	172,823
SHUTTERFLY FINANCE LLC 144A 9.750% 10/01/2027	20,730	20,782
SINCLAIR TELEVISION GROUP INC 144A 5.125% 02/15/2027	20,000	19,274
SINCLAIR TELEVISION GROUP INC 144A 8.125% 02/15/2033 Callable @ 104.063 02/15/2028	58,000	59,161
SIRIUS XM RADIO LLC 144A 5.000% 08/01/2027 Callable @ 100.000 08/01/2025	104,000	102,799
SIRIUS XM RADIO LLC 144A 5.500% 07/01/2029 Callable @ 100.917 07/01/2026	220,000	217,558
SIRIUS XM RADIO LLC 144A 4.000% 07/15/2028 Callable @ 100.000 07/15/2026	247,000	235,452
SIRIUS XM RADIO LLC 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	70,000	61,784
SNAP INC 144A 6.875% 03/01/2033 Callable @ 103.438 03/01/2028	22,000	22,559
TEGNA INC 5.000% 09/15/2029 Callable @ 101.667 09/15/2025	40,000	38,452
TELECOM ITALIA CAPITAL SA 6.375% 11/15/2033	12,000	12,418
UBER TECHNOLOGIES INC 144A 7.500% 09/15/2027 Callable @ 100.000 09/15/2025	47,000	47,215
UNITED STATES CELLULAR CORP. 6.700% 12/15/2033	75,000	78,741
UNIVISION COMMUNICATIONS INC 144A 7.375% 06/30/2030 Callable @ 101.844 06/30/2026	88,000	87,516
UNIVISION COMMUNICATIONS INC 144A 8.000% 08/15/2028 Callable @ 104.000 08/15/2025	91,000	93,479
UNIVISION COMMUNICATIONS INC 144A 9.375% 08/01/2032 Callable @ 104.688 08/01/2028	31,000	32,169
XPO INC 144A 6.250% 06/01/2028 Callable @ 101.563 06/01/2026	45,000	45,735
		8,779,095

Consumer Discretionary (19.4%)
ACCO BRANDS CORP 144A 4.250% 03/15/2029 Callable @ 100.000 03/15/2026	180,000	159,510
ACUSHNET CO. 144A 7.375% 10/15/2028 Callable @ 100.000 10/15/2027	29,000	30,212
ADIENT GLOBAL HOLDINGS LTD 144A 7.000% 04/15/2028 Callable @ 101.750 04/15/2026	3,000	3,073
ADIENT GLOBAL HOLDINGS LTD 144A 8.250% 04/15/2031 Callable @ 104.125 04/15/2026	172,000	179,796
ADIENT GLOBAL HOLDINGS LTD 144A 7.500% 02/15/2033 Callable @ 103.750 02/15/2028	48,000	48,954
AMER SPORTS CO 144A 6.750% 02/16/2031 Callable @ 103.375 02/16/2027	80,000	83,205
AMERICAN AXLE & MANUFACTURING INC 6.500% 04/01/2027	93,000	93,113
AMERICAN AXLE & MANUFACTURING INC 6.875% 07/01/2028	86,000	85,664
ASBURY AUTOMOTIVE GROUP INC 4.500% 03/01/2028	87,000	85,592
ASBURY AUTOMOTIVE GROUP INC 4.750% 03/01/2030 Callable @ 101.583 03/01/2026	11,000	10,565
ASBURY AUTOMOTIVE GROUP INC 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	20,000	19,219
AVIS BUDGET CAR RENTAL LLC 144A 5.750% 07/15/2027	44,000	43,795
AVIS BUDGET CAR RENTAL LLC 144A 5.375% 03/01/2029 Callable @ 100.000 03/01/2026	165,000	157,993
AVIS BUDGET CAR RENTAL LLC 144A 4.750% 04/01/2028 Callable @ 100.000 04/01/2026	70,000	67,092
AVIS BUDGET CAR RENTAL LLC 144A 8.250% 01/15/2030 Callable @ 104.125 01/15/2026	107,000	110,210
AVIS BUDGET CAR RENTAL LLC / AVIS BUDGET FINANCE, 144A 8.375% 06/15/2032 Callable @ 104.188 06/15/2028	51,000	52,582
BOYNE USA INC 144A 4.750% 05/15/2029 Callable @ 100.000 05/15/2026	86,000	83,475
BUILDERS FIRSTSOURCE INC 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	108,000	99,662
BUILDERS FIRSTSOURCE INC 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	69,000	70,554
BUILDERS FIRSTSOURCE INC 144A 6.375% 03/01/2034 Callable @ 103.188 03/01/2029	40,000	40,593
BUILDERS FIRSTSOURCE, INC. 144A 6.750% 05/15/2035 Callable @ 103.375 05/15/2030	27,000	27,736
CD&R SMOKEY BUYER INC / RADIO SYSTEMS CORP 144A 9.500% 10/15/2029 Callable @ 104.750 10/15/2026	70,000	58,100
CAESARS ENTERTAINMENT INC 144A 4.625% 10/15/2029 Callable @ 101.156 10/15/2025	94,000	88,826
CAESARS ENTERTAINMENT, INC. 144A 7.000% 02/15/2030 Callable @ 103.500 02/15/2026	54,000	55,702
CAESARS ENTERTAINMENT INC 144A 6.500% 02/15/2032 Callable @ 103.250 02/15/2027	54,000	55,055
CARNIVAL CORP 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	13,000	13,146
CARNIVAL CORP 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	69,000	67,016
CARNIVAL CORP 144A 6.000% 05/01/2029 Callable @ 101.500 11/01/2025	89,000	89,801
CARNIVAL CORP 144A 7.000% 08/15/2029 Callable @ 103.500 08/15/2026	29,000	30,476
CARNIVAL CORP 144A 6.125% 02/15/2033 Callable @ 103.063 02/15/2028	90,000	91,616
CARNIVAL CORP 144A 5.750% 08/01/2032 Callable @ 100.000 05/01/2032	116,000	116,813
CEDAR FAIR LP / CANADA'S WONDERLAND CO 5.375% 04/15/2027	20,000	19,975
CEDAR FAIR LP 5.250% 07/15/2029 Callable @ 100.875 07/15/2026	75,000	72,882
CINEMARK USA INC 144A 5.250% 07/15/2028 Callable @ 100.000 07/15/2026	45,000	44,683
CINEMARK USA INC 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	20,000	20,651
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.750% 05/15/2028 Callable @101.688 05/15/2026	57,000	58,280
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.750% 02/15/2030 Callable @ 103.375 02/15/2027	47,000	48,458
COOPER-STANDARD AUTOMOTIVE INC 144A 13.500% 03/31/2027 Callable @ 102.250 01/31/2026	300,715	315,529
COOPER-STANDARD AUTOMOTIVE INC 144A 5.625% 05/15/2027 Callable @ 101.410 01/31/2026	180,842	154,626
DANA INC 5.625% 06/15/2028	67,000	67,037
DORNOCH DEBT MERGER SUB INC 144A 6.625% 10/15/2029 Callable @ 101.656 10/15/2025	110,000	86,817
FORD MOTOR CREDIT CO., LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	199,005
FORD MOTOR CREDIT CO LLC 4.000% 11/13/2030 Callable @ 100.000 08/13/2030	200,000	183,666
FORD MOTOR CREDIT CO LLC 7.122% 11/07/2033 Callable @ 100.000 08/07/2033	200,000	207,940
GAP INC/THE 144A 3.625% 10/01/2029 Callable @ 100.906 10/01/2025	113,000	104,221
GOODYEAR TIRE & RUBBER CO/THE 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	31,000	29,461
GOODYEAR TIRE & RUBBER CO/THE 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	131,000	127,086
GOODYEAR TIRE & RUBBER CO/THE 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	75,000	71,173
GOODYEAR TIRE & RUBBER CO/THE 6.625% 07/15/2030 Callable @ 103.313 07/15/2027	23,000	23,404
GRIFFON CORP 5.750% 03/01/2028 Callable @ 100.000 03/01/2026	135,000	134,392
GROUP 1 AUTOMOTIVE INC 144A 6.375% 01/15/2030 Callable @ 103.188 07/15/2026	26,000	26,492
HANESBRANDS INC 144A 9.000% 02/15/2031 Callable @ 104.500 02/15/2026	25,000	26,317
HERTZ CORP/THE 144A 4.625% 12/01/2026 Callable @ 100.000 12/01/2025	103,000	93,164
HERTZ CORP/THE 144A 5.000% 12/01/2029 Callable @ 101.250 12/01/2025	205,000	143,633
HERTZ CORP/THE 144A 12.625% 07/15/2029 Callable @ 106.313 07/15/2027	107,000	111,598
(3) ESC GCB HERTZ CORP	25,000	2,125
(3) ESC HERTZ CORP	148,000	10,360
(3) ESC HERTZ CORP	80,000	18,000
(3) ESC HERTZ CORP	20,000	4,500
HILTON DOMESTIC OPERATING CO INC 144A 5.750% 05/01/2028	38,000	37,987
HILTON DOMESTIC OPERATING CO INC 144A 5.875% 04/01/2029 Callable @ 102.938 04/01/2026	27,000	27,444
HILTON DOMESTIC OPERATING CO INC 144A 6.125% 04/01/2032 Callable @ 103.063 04/01/2027	27,000	27,536
HILTON DOMESTIC OPERATING CO INC 144A 5.875% 03/15/2033 Callable @ 102.938 03/15/2028	74,000	74,568
HILTON DOMESTIC OPERATING CO, INC. 144A 5.750% 09/15/2033 Callable @ 102.875 07/01/2028	72,000	72,086
HILTON WORLDWIDE FINANCE LLC 4.875% 04/01/2027	83,000	82,942
JELD-WEN INC 144A 4.875% 12/15/2027 Callable @ 100.000 12/15/2025	70,000	66,434
JELD-WEN INC 144A 7.000% 09/01/2032 Callable @ 103.500 09/01/2027	40,000	30,210
BATH & BODY WORKS INC 6.750% 07/01/2036	35,000	35,412
BATH & BODY WORKS INC 144A 6.625% 10/01/2030 Callable @ 103.313 10/01/2025	30,000	30,711
LIVE NATION ENTERTAINMENT INC 144A 5.625% 03/15/2026	70,000	69,982
LIVE NATION ENTERTAINMENT INC 144A 4.750% 10/15/2027 Callable @ 100.000 10/15/2025	170,000	167,612
LIVE NATION ENTERTAINMENT INC 144A 6.500% 05/15/2027 Callable @ 100.000 05/15/2026	303,000	306,474
LIVE NATION ENTERTAINMENT INC 144A 3.750% 01/15/2028 Callable @ 100.938 01/15/2026	47,000	45,691
MGM RESORTS INTERNATIONAL 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	87,000	87,239
MGM RESORTS INTERNATIONAL 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	177,000	179,841
MGM RESORTS INTERNATIONAL 6.125% 09/15/2029 Callable @ 103.063 09/15/2026	63,000	63,865
MIWD HOLDCO II LLC 144A 5.500% 02/01/2030 Callable @ 101.375 02/01/2026	39,000	37,123
MARRIOTT OWNERSHIP RESORTS, INC. 144A 4.500% 06/15/2029 Callable @ 100.000 06/15/2026	21,000	20,108
MASTERBRAND INC 144A 7.000% 07/15/2032 Callable @ 103.500 07/15/2027	66,000	67,072
MITER BRANDS ACQUISITION HOLDCO INC 144A 6.750% 04/01/2032 Callable @ 103.375 04/01/2027	58,000	59,221
NEWELL BRANDS INC 6.875% 04/01/2036 Callable @ 100.000 10/01/2035	65,000	62,053
NEWELL BRANDS INC 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	20,000	20,168
NEWELL BRANDS INC 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	34,000	33,854
NEWELL BRANDS INC 6.625% 05/15/2032 Callable @ 100.000 02/15/2032	14,000	13,379
NEWELL BRANDS INC 6.375% 05/15/2030 Callable @ 100.000 02/15/2030	33,000	31,982
NEWELL BRANDS, INC. 144A 8.500% 06/01/2028 Callable @ 100.000 03/01/2028	40,000	41,915
PM GENERAL PURCHASER LLC 144A 9.500% 10/01/2028 Callable @ 100.000 10/01/2025	72,000	55,980
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 8.500% 05/15/2027	164,000	165,031
PETSMART INC / PETSMART FINANCE CORP 144A 4.750% 02/15/2028 Callable @ 100.000 02/15/2026	250,000	245,400
QUEEN MERGERCO, INC. 144A 6.750% 04/30/2032 Callable @ 103.375 04/30/2028	78,000	80,323
ROYAL CARIBBEAN CRUISES LTD 144A 6.250% 03/15/2032 Callable @ 103.125 03/15/2027	88,000	90,321
ROYAL CARIBBEAN CRUISES LTD. 144A 6.000% 02/01/2033 Callable @ 103.000 08/01/2027	63,000	64,061
ROYAL CARIBBEAN CRUISES LTD 144A 5.625% 09/30/2031 Callable @ 102.813 09/30/2027	52,000	52,382
SAKS GLOBAL ENTERPRISES LLC 144A 11.000% 12/15/2029 Callable @ 105.500 12/15/2026	44,000	10,120
SCOTTS MIRACLE-GRO CO/THE 5.250% 12/15/2026	135,000	134,944
SCOTTS MIRACLE-GRO CO/THE 4.500% 10/15/2029 Callable @ 101.500 10/15/2025	14,000	13,417
SCOTTS MIRACLE-GRO CO/THE 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	50,893
SCOTTS MIRACLE-GRO CO/THE 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	111,000	101,346
SERVICE CORP INTERNATIONAL/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	77,000	70,185
SERVICE CORP INTERNATIONAL/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	19,000	17,626
SGUS LLC 144A 11.000% 12/15/2029 Callable @ 103.000 06/30/2026	12,119	11,464
SIX FLAGS ENTERTAINMENT CORP/DE 144A 7.250% 05/15/2031 Callable @ 103.625 05/15/2026	20,000	20,384
SIX FLAGS ENTERTAINMENT CORP 144A 6.625% 05/01/2032 Callable @ 103.313 05/01/2027	82,000	83,509
SONIC AUTOMOTIVE INC 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	127,000	122,285
SONIC AUTOMOTIVE INC 144A 4.875% 11/15/2031 Callable @ 102.438 11/15/2026	5,000	4,713
STAPLES INC 144A 10.750% 09/01/2029 Callable @ 105.375 09/01/2026	195,000	183,224
STAPLES INC 144A 12.750% 01/15/2030 Callable @ 106.375 06/15/2027	87,863	61,473
STATION CASINOS LLC 144A 4.500% 02/15/2028	157,000	153,694
STATION CASINOS LLC 144A 4.625% 12/01/2031 Callable @ 100.000 06/01/2031	20,000	18,715
TEMPUR SEALY INTERNATIONAL INC 144A 4.000% 04/15/2029 Callable @ 100.000 04/15/2026	164,000	155,780
TEMPUR SEALY INTERNATIONAL INC 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	30,700
VAIL RESORTS INC 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	38,000	39,034
VAIL RESORTS, INC. 144A 5.625% 07/15/2030 Callable @ 102.813 07/15/2027	29,000	29,160
WAND NEWCO 3 INC 144A 7.625% 01/30/2032 Callable @ 103.813 01/30/2027	47,000	49,349
WAYFAIR LLC 144A 7.250% 10/31/2029 Callable @ 103.625 10/31/2026	26,000	26,419
WAYFAIR LLC 144A 7.750% 09/15/2030 Callable @ 103.875 09/15/2027	63,000	64,655
WEEKLEY HOMES LLC / WEEKLEY FINANCE CORP 144A 4.875% 09/15/2028 Callable @ 100.813 09/15/2025	49,000	47,176
WHITE CAP BUYER LLC 144A 6.875% 10/15/2028 Callable @ 100.000 10/15/2025	19,000	18,950
WILLIAM CARTER CO/THE 144A 5.625% 03/15/2027	85,000	84,168
WYNN LAS VEGAS LLC 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	24,998
WYNN RESORTS FINANCE LLC 144A 5.125% 10/01/2029 Callable @ 100.000 07/01/2029	228,000	226,216
WYNN RESORTS FINANCE LLC 144A 6.250% 03/15/2033 Callable @ 103.125 09/15/2027	41,000	41,121
		9,066,746
Consumer Staples (3.6%)
ALBERTSONS COS INC / SAFEWAY INC / 144A 5.875% 02/15/2028 Callable @ 100.000 08/15/2025	86,000	85,962
ALBERTSONS COS INC / SAFEWAY INC / 144A 4.625% 01/15/2027 Callable @ 100.000 01/15/2026	135,000	133,846
ALBERTSONS COS INC / SAFEWAY INC 144A 4.875% 02/15/2030 Callable @ 102.438 02/15/2026	30,000	29,244
ALBERTSONS COS INC / SAFEWAY INC 144A 3.250% 03/15/2026	33,000	32,676
CENTRAL GARDEN & PET CO 5.125% 02/01/2028 Callable @ 100.000 01/01/2026	183,000	182,292
CENTRAL GARDEN & PET CO 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	46,049
CENTRAL GARDEN & PET CO. 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	7,411
COTY INC/HFC PRESTIGE PRODUCTS INC 144A 4.750% 01/15/2029 Callable @ 101.188 01/15/2026	10,000	9,808
EDGEWELL PERSONAL CARE CO 144A 5.500% 06/01/2028	145,000	143,660
EDGEWELL PERSONAL CARE CO 144A 4.125% 04/01/2029 Callable @ 100.000 04/01/2026	25,000	23,645
ENERGIZER HOLDINGS INC 144A 4.750% 06/15/2028	224,000	217,622
ENERGIZER HOLDINGS INC 144A 6.500% 12/31/2027 Callable @ 101.625 08/31/2025	32,000	32,467
LAMB WESTON HOLDINGS INC 144A 4.125% 01/31/2030 Callable @ 101.031 01/31/2026	94,000	89,431
PERFORMANCE FOOD GROUP INC 144A 5.500% 10/15/2027	110,000	109,831
PERFORMANCE FOOD GROUP, INC. 144A 4.250% 08/01/2029 Callable @ 101.063 08/01/2025	95,000	91,326
PERFORMANCE FOOD GROUP INC 144A 6.125% 09/15/2032 Callable @ 103.063 09/15/2027	21,000	21,327
POST HOLDINGS INC 144A 5.500% 12/15/2029 Callable @ 101.833 12/15/2025	51,000	50,558
POST HOLDINGS INC 144A 4.625% 04/15/2030 Callable @ 101.542 04/15/2026	65,000	62,097
POST HOLDINGS INC 144A 6.250% 02/15/2032 Callable @ 103.125 02/15/2027	54,000	54,966
PRIMO WATER HOLDINGS, INC. / TRITON WATER 144A 6.250% 04/01/2029 Callable @ 100.000 04/01/2026	142,000	142,292
+^(2)(4)(5) RITE AID CORP 144A 11.301% (11.301% PIK) 08/30/2031 (TSFR3M + 7.000%)	29,200	0
+^(4)(5) RITE AID CORP 15.000% (15.000% PIK) 08/30/2031	85,095	0
+^(4)(5) RITE AID CORP 15.000% (15.000% PIK) 08/30/2031	39,743	0
SPECTRUM BRANDS INC 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	5,000	3,989
US FOODS INC 144A 4.750% 02/15/2029 Callable @ 100.000 02/15/2026	15,000	14,633
US FOODS INC 144A 4.625% 06/01/2030 Callable @ 101.156 06/01/2026	68,000	65,514
US FOODS INC 144A 6.875% 09/15/2028 Callable @ 103.438 09/15/2025	24,000	24,719
		1,675,365
Energy (11.5%)
AETHON UNITED BR LP / AETHON UNITED FINANCE CORP 144A 7.500% 10/01/2029 Callable @ 103.750 10/01/2026	13,000	13,620
ANTERO RESOURCES CORP 144A 7.625% 02/01/2029 Callable @ 101.271 02/01/2026	46,000	46,963
ANTERO MIDSTREAM PARTNERS LP 144A 5.750% 03/01/2027	5,000	4,994
ANTERO MIDSTREAM PARTNERS LP 144A 5.750% 01/15/2028 Callable @ 100.000 01/15/2026	100,000	99,874
ANTERO MIDSTREAM PARTNERS LP 144A 5.375% 06/15/2029 Callable @ 100.000 06/15/2026	101,000	100,143
ARCHROCK PARTNERS LP 144A 6.875% 04/01/2027	27,000	27,021
ARCHROCK PARTNERS LP 144A 6.625% 09/01/2032 Callable @ 103.313 09/01/2027	34,000	34,507
ASCENT RESOURCES UTICA HOLDINGS LLC/ 144A 5.875% 06/30/2029 Callable @ 101.469 09/01/2025	22,000	21,922
ASCENT RESOURCES UTICA HOLDINGS LLC 144A 6.625% 10/15/2032 Callable @ 103.313 10/15/2027	30,000	30,517
ASCENT RESOURCES UTICA HOLDINGS LLC / ARU 144A 6.625% 07/15/2033 Callable @ 103.313 07/15/2028	33,000	33,461
BAYTEX ENERGY CORP 144A 8.500% 04/30/2030 Callable @ 104.250 04/30/2026	110,000	111,919
BAYTEX ENERGY CORP 144A 7.375% 03/15/2032 Callable @ 103.688 03/15/2027	52,000	50,290
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 6.625% 07/15/2026	35,000	34,981
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 7.000% 07/15/2029 Callable @ 103.500 07/15/2026	30,000	31,112
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 7.250% 07/15/2032 Callable @ 103.625 07/15/2027	22,000	23,199
BUCKEYE PARTNERS LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	39,260
BUCKEYE PARTNERS LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,631
BUCKEYE PARTNERS LP 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	39,047
BUCKEYE PARTNERS LP 144A 6.750% 02/01/2030 Callable @ 103.375 02/01/2027	20,000	20,721
CNX RESOURCES CORP 144A 6.000% 01/15/2029 Callable @ 101.500 01/15/2026	31,000	30,991
CNX RESOURCES CORP 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	41,225
CNX MIDSTREAM PARTNERS LP 144A 4.750% 04/15/2030 Callable @ 101.188 04/15/2026	16,000	15,121
CALIFORNIA RESOURCES CORP 144A 7.125% 02/01/2026	20,000	20,000
(3) ESC CB CHESAPEAKE ENERGY CORP	15,000	50
CIVITAS RESOURCES INC 144A 8.375% 07/01/2028 Callable @ 102.094 07/01/2026	61,000	62,903
CIVITAS RESOURCES INC 144A 8.750% 07/01/2031 Callable @ 104.375 07/01/2026	56,000	56,660
CIVITAS RESOURCES INC 144A 8.625% 11/01/2030 Callable @ 104.313 11/01/2026	44,000	44,894
CIVITAS RESOURCES, INC. 144A 9.625% 06/15/2033 Callable @ 104.813 06/15/2028	39,000	40,240
COMSTOCK RESOURCES INC 144A 6.750% 03/01/2029 Callable @ 101.125 03/01/2026	171,000	169,343
COMSTOCK RESOURCES INC 144A 5.875% 01/15/2030 Callable @ 101.958 01/15/2026	46,000	43,426
DT MIDSTREAM INC 144A 4.125% 06/15/2029 Callable @ 100.000 06/15/2026	110,000	106,024
DT MIDSTREAM INC 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	34,284
DIAMOND FOREIGN ASSET CO / DIAMOND FINANCE LLC 144A 8.500% 10/01/2030 Callable @ 104.250 10/01/2026	62,000	64,630
EQT CORP. 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	41,000	40,500
EQT CORP. 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	39,443
EQT CORP. 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	53,191
EQT CORP. 144A 7.500% 06/01/2027 Callable @ 100.000 06/01/2026	65,000	66,156
PERMIAN RESOURCES OPERATING LLC 144A 8.000% 04/15/2027 Callable @ 100.000 04/15/2026	40,000	40,826
PERMIAN RESOURCES OPERATING LLC 144A 9.875% 07/15/2031 Callable @ 104.938 07/15/2026	90,000	98,007
ENCINO ACQUISITION PARTNERS HOLDINGS LLC 144A 8.500% 05/01/2028 Callable @ 100.000 05/01/2026	140,000	142,975
ENCINO ACQUISITION PARTNERS HOLDINGS LLC 144A 8.750% 05/01/2031 Callable @ 104.375 05/01/2027	60,000	66,212
+^(3) ESC GCB ENDO DESIG	30,000	0
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 7.750% 02/01/2028 Callable @ 100.000 02/01/2026	76,000	76,761
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 8.875% 04/15/2030 Callable @ 104.438 04/15/2026	38,000	40,271
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 7.875% 05/15/2032 Callable @ 103.938 05/15/2027	15,000	15,517
GULFPORT ENERGY OPERATING CORP 144A 6.750% 09/01/2029 Callable @ 103.375 09/01/2026	90,000	91,605
HARVEST MIDSTREAM I LP 144A 7.500% 05/15/2032 Callable @ 103.750 05/15/2027	35,000	36,361
HESS MIDSTREAM OPERATIONS LP 144A 4.250% 02/15/2030 Callable @ 101.063 02/15/2026	47,000	45,528
HESS MIDSTREAM OPERATIONS LP 144A 6.500% 06/01/2029 Callable @ 103.250 06/01/2026	38,000	39,146
HESS MIDSTREAM OPERATIONS LP 144A 5.875% 03/01/2028 Callable @ 102.938 03/01/2026	18,000	18,303
HESS MIDSTREAM OPERATIONS LP 144A 5.125% 06/15/2028 Callable @ 100.000 06/15/2026	55,000	54,739
+^(3) ESC CB11A HIGH RIDGE	60,000	0
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.000% 04/15/2030 Callable @ 102.000 04/15/2026	29,000	28,535
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	22,085
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.875% 05/15/2034 Callable @ 103.438 05/15/2029	5,000	4,817
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 8.875% 07/15/2028	60,000	62,566
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 7.375% 07/15/2032 Callable @ 103.688 07/15/2027	40,000	41,360
CRESCENT ENERGY FINANCE LLC 144A 9.250% 02/15/2028 Callable @ 102.313 02/15/2026	93,000	96,738
CRESCENT ENERGY FINANCE LLC 144A 7.625% 04/01/2032 Callable @ 103.813 04/01/2027	74,000	72,406
CRESCENT ENERGY FINANCE LLC 144A 7.375% 01/15/2033 Callable @ 103.688 07/15/2027	55,000	52,628
CRESCENT ENERGY FINANCE LLC 144A 8.375% 01/15/2034 Callable @ 104.188 07/15/2028	33,000	32,684
KINETIK HOLDINGS LP 144A 5.875% 06/15/2030 Callable @ 101.469 06/15/2026	40,000	40,033
KINETIK HOLDINGS LP 144A 6.625% 12/15/2028 Callable @ 103.313 12/15/2025	25,000	25,564
KODIAK GAS SERVICES LLC 144A 7.250% 02/15/2029 Callable @ 103.625 02/15/2026	42,000	43,077
VITAL ENERGY INC 144A 7.875% 04/15/2032 Callable @ 103.938 04/15/2027	46,000	40,378
MATADOR RESOURCES CO 144A 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	38,000	37,983
MATADOR RESOURCES CO 144A 6.250% 04/15/2033 Callable @ 103.125 04/15/2028	60,000	59,441
NGL ENERGY OPERATING LLC 144A 8.125% 02/15/2029 Callable @ 104.063 02/15/2026	44,000	43,543
NGL ENERGY OPERATING LLC 144A 8.375% 02/15/2032 Callable @ 104.188 02/15/2027	46,000	45,016
NOBLE FINANCE II LLC 144A 8.000% 04/15/2030 Callable @ 104.000 04/15/2026	39,000	39,785
NORTHRIVER MIDSTREAM FINANCE LP 144A 6.750% 07/15/2032 Callable @ 103.375 07/15/2027	33,000	33,621
NUSTAR LOGISTICS LP 5.625% 04/28/2027 Callable @ 100.000 01/28/2027	30,000	30,099
NUSTAR LOGISTICS LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	50,158
NUSTAR LOGISTICS LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	86,000	88,635
CHORD ENERGY CORP. 144A 6.750% 03/15/2033 Callable @ 103.375 03/15/2028	35,000	35,708
ONEOK, INC. 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	25,045
PERMIAN RESOURCES OPERATING LLC 144A 7.000% 01/15/2032 Callable @ 103.500 01/15/2027	39,000	40,326
PERMIAN RESOURCES OPERATING LLC 144A 6.250% 02/01/2033 Callable @ 103.125 08/01/2027	42,000	42,250
PRAIRIE ACQUIROR LP 144A 9.000% 08/01/2029 Callable @ 104.500 02/01/2026	27,000	27,966
PRECISION DRILLING CORP 144A 7.125% 01/15/2026	27,000	26,970
RANGE RESOURCES CORP 8.250% 01/15/2029 Callable @ 101.375 01/15/2026	75,000	76,888
ROCKIES EXPRESS PIPELINE LLC 144A 6.750% 03/15/2033 Callable @ 103.375 03/15/2028	29,000	30,128
SM ENERGY CO 6.750% 09/15/2026	120,000	120,273
SM ENERGY CO 6.625% 01/15/2027	50,000	49,908
SM ENERGY CO 6.500% 07/15/2028 Callable @ 100.000 07/15/2026	11,000	11,067
SM ENERGY CO 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	19,000	18,805
EXPAND ENERGY CORP 5.375% 02/01/2029 Callable @ 100.000 02/01/2026	6,000	6,007
EXPAND ENERGY CORP 5.375% 03/15/2030 Callable @ 101.792 03/15/2026	117,000	117,177
EXPAND ENERGY CORP 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	12,000	11,658
SUNOCO LP 144A 7.000% 05/01/2029 Callable @ 103.500 05/01/2026	25,000	25,877
SUNOCO LP / SUNOCO FINANCE CORP 4.500% 05/15/2029 Callable @ 100.750 05/15/2026	124,000	120,240
SUNOCO LP / SUNOCO FINANCE CORP 4.500% 04/30/2030 Callable @ 101.125 04/30/2026	65,000	62,322
TALLGRASS ENERGY PTRS LP/TALLGRASS ENERGY FIN CORP 144A 5.500% 01/15/2028 Callable @ 100.000 01/15/2026	15,000	14,862
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 03/01/2027	40,000	39,875
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	65,000	63,683
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	68,623
TALLGRASS ENERGY PARTNERS LP 144A 7.375% 02/15/2029 Callable @ 103.688 02/15/2026	32,000	32,833
TARGA RESOURCES PARTNERS LP 6.875% 01/15/2029 Callable @ 101.146 01/15/2026	38,000	38,787
TARGA RESOURCES PARTNERS LP 5.500% 03/01/2030 Callable @ 101.833 03/01/2026	15,000	15,226
TARGA RESOURCES PARTNERS LP 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	69,177
TRANSOCEAN INC 144A 8.750% 02/15/2030 Callable @ 104.375 02/15/2026	21,600	22,394
TRANSOCEAN INC 144A 8.250% 05/15/2029 Callable @ 104.125 05/15/2026	55,000	51,949
TRANSOCEAN TITAN FINANCING LTD 144A 8.375% 02/01/2028 Callable @ 102.094 02/01/2026	15,381	15,764
VALARIS LTD 144A 8.375% 04/30/2030 Callable @ 104.188 04/30/2026	25,000	25,867
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 7.750% 05/01/2035 Callable @ 100.000 12/01/2034	16,000	17,518
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 6.500% 01/15/2034 Callable @ 100.000 07/15/2033	51,000	52,469
VENTURE GLOBAL LNG INC 144A 8.125% 06/01/2028 Callable @ 102.031 06/01/2026	118,000	122,133
VENTURE GLOBAL LNG INC 144A 8.375% 06/01/2031 Callable @ 104.188 06/01/2026	15,000	15,515
VENTURE GLOBAL LNG INC 144A 9.500% 02/01/2029 Callable @ 100.000 11/01/2028	25,000	27,264
VENTURE GLOBAL LNG INC 144A 9.875% 02/01/2032 Callable @ 104.938 02/01/2027	40,000	43,149
VENTURE GLOBAL LNG INC 144A 7.000% 01/15/2030 Callable @ 103.500 01/15/2027	60,000	60,838
EXPAND ENERGY CORP 144A 6.750% 04/15/2029 Callable @ 100.000 04/15/2026	278,000	280,289
		5,391,496
Financials (1.6%)
COINBASE GLOBAL INC 144A 3.375% 10/01/2028 Callable @ 100.844 10/01/2025	20,000	18,818
COINBASE GLOBAL INC 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	17,912
NATIONSTAR MORTGAGE HOLDINGS INC 144A 6.000% 01/15/2027	10,000	10,010
NATIONSTAR MORTGAGE HOLDINGS INC 144A 5.500% 08/15/2028 Callable @ 100.000 08/15/2025	103,000	102,868
NATIONSTAR MORTGAGE HOLDINGS INC 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	25,951
NATIONSTAR MORTGAGE HOLDINGS INC 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	85,000	85,963
NATIONSTAR MORTGAGE HOLDINGS INC 144A 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	36,000	37,598
ONEMAIN FINANCE CORP 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	16,494
ONEMAIN FINANCE CORP 3.500% 01/15/2027 Callable @ 100.000 01/15/2026	20,000	19,503
ROCKET MORTGAGE LLC 144A 3.625% 03/01/2029 Callable @ 100.000 03/01/2026	86,000	81,170
ROCKET COS, INC. 144A 6.125% 08/01/2030 Callable @ 103.063 08/01/2027	69,000	69,990
ROCKET COS, INC. 144A 6.375% 08/01/2033 Callable @ 103.188 08/01/2028	38,000	38,751
ROCKET MORTGAGE LLC 144A 2.875% 10/15/2026 Callable @ 100.000 10/15/2025	54,000	52,595
ROCKET MORTGAGE LLC 144A 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,964
ONEMAIN FINANCE CORP 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	24,570
SPRINGLEAF FINANCE CORP. 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	145,000	142,203
STARWOOD PROPERTY TRUST INC 144A 7.250% 04/01/2029 Callable @ 100.000 10/01/2028	17,000	17,814
		770,174
Health Care (9.1%)
AHP HEALTH PARTNERS INC 144A 5.750% 07/15/2029 Callable @ 100.000 07/15/2026	69,000	66,656
ACADIA HEALTHCARE CO INC 144A 5.500% 07/01/2028	92,000	90,826
ACADIA HEALTHCARE CO INC 144A 5.000% 04/15/2029 Callable @ 100.000 10/15/2025	30,000	28,990
ACADIA HEALTHCARE CO., INC. 144A 7.375% 03/15/2033 Callable @ 103.688 03/15/2028	16,000	16,475
AVANTOR FUNDING INC 144A 4.625% 07/15/2028	206,000	201,382
BAUSCH + LOMB CORP 144A 8.375% 10/01/2028 Callable @ 104.188 10/01/2025	15,000	15,639
BAUSCH HEALTH COS INC 144A 5.000% 01/30/2028	35,000	29,334
BAUSCH HEALTH COS INC 144A 5.250% 01/30/2030 Callable @ 101.312 01/30/2026	146,000	93,903
BAUSCH HEALTH COS INC 144A 6.250% 02/15/2029 Callable @ 100.000 02/15/2026	80,000	58,000
BAUSCH HEALTH COS INC 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	21,894
BAUSCH HEALTH COS INC 144A 5.000% 02/15/2029 Callable @ 100.000 02/15/2026	49,000	34,790
BAUSCH HEALTH COS INC 144A 4.875% 06/01/2028 Callable @ 100.000 06/01/2026	132,000	116,878
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 5.625% 03/15/2027 Callable @ 100.000 12/15/2025	24,000	24,039
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 6.000% 01/15/2029 Callable @ 100.000 01/15/2026	49,000	46,521
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	93,000	77,813
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 6.125% 04/01/2030 Callable @ 101.531 04/01/2026	23,000	16,259
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 5.250% 05/15/2030 Callable @ 101.313 05/15/2026	180,000	157,460
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 10.875% 01/15/2032 Callable @ 105.438 02/15/2027	58,000	60,854
CONCENTRA ESCROW ISSUER CORP 144A 6.875% 07/15/2032 Callable @ 103.438 07/15/2027	24,000	24,641
DAVITA INC 144A 4.625% 06/01/2030 Callable @ 101.542 06/01/2026	171,000	163,162
DAVITA INC 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	110,000	99,781
DAVITA INC 144A 6.875% 09/01/2032 Callable @ 103.438 09/01/2027	38,000	39,075
ELANCO ANIMAL HEALTH INC 6.650% 08/28/2028 Callable @ 100.000 05/28/2028	45,000	46,538
EMERGENT BIOSOLUTIONS INC 144A 3.875% 08/15/2028 Callable @ 100.000 08/15/2025	27,000	20,728
ENCOMPASS HEALTH CORP 4.500% 02/01/2028	169,000	166,182
ENCOMPASS HEALTH CORP 4.750% 02/01/2030 Callable @ 101.583 02/01/2026	20,000	19,550
ENDO FINANCE HOLDINGS INC 144A 8.500% 04/15/2031 Callable @ 104.250 04/15/2027	22,000	23,398
(5) GLOBAL MEDICAL RESPONSE INC 144A 9.500% (.750% PIK)10/31/2028 Callable @ 101.000 10/31/2025	50,975	50,796
ENCOMPASS HEALTH CORP 5.750% 09/15/2025	15,000	14,981
HOLOGIC INC 144A 4.625% 02/01/2028 Callable @ 100.000 02/01/2026	110,000	108,349
IQVIA INC 144A 5.000% 10/15/2026	200,000	199,792
IQVIA, INC. 144A 6.250% 06/01/2032 Callable @ 103.125 06/01/2028	100,000	102,556
MALLINCKRODT INTERNATIONAL FINANCE SA 144A 14.750% 11/14/2028 Callable @ 100.000 11/14/2025	54,475	55,707
MEDLINE BORROWER LP/MEDLINE CO-ISSUER INC 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2026	88,000	89,747
MEDLINE BORROWER LP 144A 3.875% 04/01/2029 Callable @ 100.969 10/01/2025	203,000	193,602
MEDLINE BORROWER LP 144A 5.250% 10/01/2029 Callable @ 101.313 10/01/2025	114,000	111,848
ORGANON FINANCE 1 LLC 144A 4.125% 04/30/2028 Callable @ 100.000 04/30/2026	200,000	189,551
OWENS & MINOR INC 144A 4.500% 03/31/2029 Callable @ 100.000 03/31/2026	120,000	103,794
OWENS & MINOR INC 144A 6.625% 04/01/2030 Callable @ 101.656 04/01/2026	47,000	42,323
+^(3) ESC CB PAR PHARMAC	75,000	0
PERRIGO FINANCE UNLIMITED CO 6.125% 09/30/2032 Callable @ 103.063 09/30/2027	30,000	30,319
(5) RADIOLOGY PARTNERS INC 144A 9.781% (9.781% PIK)02/15/2030	51,807	51,159
RADIOLOGY PARTNERS, INC. 144A 8.500% 07/15/2032 Callable @ 104.250 07/15/2028	106,000	107,377
+^(3) ESC RITE AID CO	104,000	0
+^(3) ESC RITE AID CO	175,000	0
+^(3) ESC RITE AID CORP	79,094	0
SOTERA HEALTH HOLDINGS LLC 144A 7.375% 06/01/2031 Callable @ 103.688 06/01/2027	48,000	49,648
SURGERY CENTER HOLDINGS INC 144A 7.250% 04/15/2032 Callable @ 103.625 04/15/2027	54,000	55,528
TENET HEALTHCARE CORP 5.125% 11/01/2027	276,000	274,888
TENET HEALTHCARE CORP 6.125% 06/15/2030 Callable @ 101.531 06/15/2026	92,000	92,825
TENET HEALTHCARE CORP. 6.250% 02/01/2027	97,000	97,048
TENET HEALTHCARE CORP 6.750% 05/15/2031 Callable @ 103.375 05/15/2026	171,000	175,926
BAUSCH HEALTH AMERICAS INC 144A 9.250% 04/01/2026	229,000	229,344
BAUSCH HEALTH AMERICAS INC 144A 8.500% 01/31/2027	52,000	51,383
+^ ESC RITE AID CORP	27,514	0
		4,239,259
Industrials (12.6%)
ADT SECURITY CORP. 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	113,000	108,106
API GROUP DE INC 144A 4.750% 10/15/2029 Callable @ 101.188 10/15/2025	37,000	35,672
API GROUP DE INC 144A 4.125% 07/15/2029 Callable @ 100.000 07/15/2026	56,000	53,186
ATS CORP 144A 4.125% 12/15/2028 Callable @ 100.000 12/15/2025	49,000	46,659
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 144A 5.500% 04/20/2026	100,521	100,512
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 144A 5.750% 04/20/2029	165,000	164,942
AECOM 144A 6.000% 08/01/2033 Callable @ 103.000 08/01/2028	50,000	50,406
ALLISON TRANSMISSION, INC. 144A 4.750% 10/01/2027 Callable @ 100.000 10/01/2025	32,000	31,681
ALLISON TRANSMISSION INC 144A 5.875% 06/01/2029 Callable @ 100.979 06/01/2026	121,000	121,757
ALLISON TRANSMISSION INC 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	105,000	95,951
ARAMARK SERVICES INC 144A 5.000% 02/01/2028 Callable @ 100.000 02/01/2026	150,000	148,554
BWX TECHNOLOGIES INC 144A 4.125% 06/30/2028	44,000	42,583
BWX TECHNOLOGIES INC 144A 4.125% 04/15/2029 Callable @ 100.000 04/15/2026	98,000	94,072
BOMBARDIER INC 144A 7.875% 04/15/2027	8,000	8,040
BOMBARDIER INC 144A 8.750% 11/15/2030 Callable @ 104.375 11/15/2026	49,000	52,736
BOMBARDIER INC 144A 7.250% 07/01/2031 Callable @ 103.625 07/01/2027	39,000	40,727
BOMBARDIER INC 144A 7.000% 06/01/2032 Callable @ 103.500 06/01/2027	39,000	40,333
BOMBARDIER, INC. 144A 6.750% 06/15/2033 Callable @ 103.375 06/15/2028	25,000	25,691
BRINK'S CO/THE 144A 6.500% 06/15/2029 Callable @ 103.250 06/15/2026	21,000	21,515
CHART INDUSTRIES INC 144A 7.500% 01/01/2030 Callable @ 103.750 01/01/2026	109,000	114,179
CHART INDUSTRIES INC 144A 9.500% 01/01/2031 Callable @ 104.750 01/01/2026	12,000	12,827
CORECIVIC INC 8.250% 04/15/2029 Callable @ 104.125 04/15/2026	90,000	95,192
DYCOM INDUSTRIES, INC. 144A 4.500% 04/15/2029 Callable @ 100.000 04/15/2026	90,000	87,250
EMRLD BORROWER LP / EMERALD CO-ISSUER INC 144A 6.750% 07/15/2031 Callable @ 103.375 07/15/2027	26,000	26,775
EMRLD BORROWER LP / EMERALD CO-ISSUER INC 144A 6.625% 12/15/2030 Callable @ 103.313 06/15/2026	195,000	198,820
ENPRO, INC. 144A 6.125% 06/01/2033 Callable @ 103.063 06/01/2028	20,000	20,210
EQUIPMENTSHARE.COM INC 144A 9.000% 05/15/2028 Callable @ 104.500 05/15/2026	136,000	143,301
EQUIPMENTSHARE.COM INC 144A 8.625% 05/15/2032 Callable @ 104.313 05/15/2027	17,000	18,098
EQUIPMENTSHARE.COM INC 144A 8.000% 03/15/2033 Callable @ 104.000 09/15/2027	29,000	30,276
ESAB CORP 144A 6.250% 04/15/2029 Callable @ 103.125 04/15/2026	43,000	43,981
FIRST STUDENT BIDCO INC / FIRST TRANSIT PARENT INC 144A 4.000% 07/31/2029 Callable @ 100.000 07/31/2026	102,000	96,281
GEO GROUP INC/THE 8.625% 04/15/2029 Callable @ 104.313 04/15/2026	49,000	52,065
GFL ENVIRONMENTAL INC 144A 4.000% 08/01/2028 Callable @ 100.000 08/01/2025	90,000	87,230
GFL ENVIRONMENTAL INC 144A 4.750% 06/15/2029 Callable @ 100.000 06/15/2026	45,000	43,997
GFL ENVIRONMENTAL INC 144A 4.375% 08/15/2029 Callable @ 101.094 08/15/2025	39,000	37,737
GFL ENVIRONMENTAL INC 144A 6.750% 01/15/2031 Callable @ 103.375 01/15/2027	100,000	103,812
GARDA WORLD SECURITY CORP 144A 4.625% 02/15/2027	30,000	29,737
GARDA WORLD SECURITY CORP 144A 6.000% 06/01/2029 Callable @ 100.000 06/01/2026	59,000	57,891
GARDA WORLD SECURITY CORP 144A 8.250% 08/01/2032 Callable @ 104.125 08/01/2027	60,000	61,870
GARDA WORLD SECURITY CORP 144A 8.375% 11/15/2032 Callable @ 104.188 11/15/2027	30,000	30,905
GATES CORP/DE 144A 6.875% 07/01/2029 Callable @ 103.438 07/01/2026	20,000	20,582
WRANGLER HOLDCO CORP 144A 6.625% 04/01/2032 Callable @ 103.313 04/01/2027	24,000	24,784
GLOBAL INFRASTRUCTURE SOLUTIONS INC 144A 5.625% 06/01/2029 Callable @ 100.000 06/01/2026	60,000	59,727
GLOBAL INFRASTRUCTURE SOLUTIONS INC 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	80,000	82,191
GOAT HOLDCO LLC 144A 6.750% 02/01/2032 Callable @ 103.375 02/01/2028	24,000	24,194
HERC HOLDINGS INC 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	48,000	49,161
HERC HOLDINGS, INC. 144A 7.000% 06/15/2030 Callable @ 103.500 06/15/2027	30,000	30,949
HILLENBRAND INC 6.250% 02/15/2029 Callable @ 103.125 02/15/2026	16,000	16,206
JETBLUE AIRWAYS CORP / JETBLUE LOYALTY LP 144A 9.875% 09/20/2031 Callable @ 104.938 08/27/2027	100,000	96,516
MADISON IAQ LLC 144A 4.125% 06/30/2028 Callable @ 100.000 06/30/2026	241,000	233,260
MADISON IAQ LLC 144A 5.875% 06/30/2029 Callable @ 100.000 06/30/2026	150,000	146,061
NESCO HOLDINGS II INC 144A 5.500% 04/15/2029 Callable @ 100.000 04/15/2026	71,000	69,263
PIKE CORP 144A 5.500% 09/01/2028 Callable @ 100.000 09/01/2025	63,000	62,774
PIKE CORP 144A 8.625% 01/31/2031 Callable @ 104.313 01/31/2027	20,000	21,507
PRIME SECURITY SERVICES BORROWER LLC/ 144A 5.750% 04/15/2026	2,000	2,008
PRIME SECURITY SERVICES BORROWER LLC 144A 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	227,000	219,216
ADT SECURITY CORP./THE 144A 4.875% 07/15/2032	173,000	164,422
RAVEN ACQUISITION HOLDINGS LLC 144A 6.875% 11/15/2031 Callable @ 103.438 11/15/2027	47,000	47,503
REGAL REXNORD CORP 6.050% 02/15/2026	43,000	42,975
REGAL REXNORD CORP 6.050% 04/15/2028 Callable @ 100.000 03/15/2028	85,000	87,537
REGAL REXNORD CORP 6.300% 02/15/2030 Callable @ 100.000 12/15/2029	36,000	37,695
REGAL REXNORD CORP 6.400% 04/15/2033 Callable @ 100.000 01/15/2033	50,000	52,860
RESIDEO FUNDING INC 144A 6.500% 07/15/2032 Callable @ 103.250 07/15/2027	64,000	64,908
RITCHIE BROS HOLDINGS INC 144A 6.750% 03/15/2028 Callable @ 101.688 03/15/2026	17,000	17,408
RITCHIE BROS HOLDINGS INC 144A 7.750% 03/15/2031 Callable @ 103.875 03/15/2026	17,000	17,810
SENSATA TECHNOLOGIES BV 144A 4.000% 04/15/2029 Callable @ 100.000 04/15/2026	50,000	47,601
SENSATA TECHNOLOGIES INC 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	16,428
SPIRIT AEROSYSTEMS INC 144A 9.375% 11/30/2029 Callable @ 104.688 11/30/2025	49,000	51,773
TEREX CORP 144A 5.000% 05/15/2029 Callable @ 100.000 05/15/2026	113,000	110,304
TEREX CORP 144A 6.250% 10/15/2032 Callable @ 103.125 10/15/2027	49,000	49,135
TRANSDIGM INC 144A 6.375% 03/01/2029 Callable @ 103.188 03/01/2026	111,000	113,608
TRANSDIGM INC 144A 6.625% 03/01/2032 Callable @ 103.313 03/01/2027	64,000	65,807
TRINET GROUP INC 144A 7.125% 08/15/2031 Callable @ 103.563 08/15/2026	48,000	49,396
TRINITY INDUSTRIES, INC. 144A 7.750% 07/15/2028 Callable @ 101.938 07/15/2026	60,000	62,399
UNITED AIRLINES, INC. 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	82,000	81,511
UNITED RENTALS NORTH AMERICA INC 4.875% 01/15/2028 Callable @ 100.000 01/15/2026	154,000	153,064
UNITED RENTALS NORTH AMERICA INC 144A 6.125% 03/15/2034 Callable @ 103.063 03/15/2029	76,000	77,923
VISTAJET MALTA FINANCE PLC 144A 9.500% 06/01/2028 Callable @ 102.375 06/01/2026	36,000	36,900
WABASH NATIONAL CORP. 144A 4.500% 10/15/2028 Callable @ 101.125 10/15/2025	68,000	60,880
WESCO DISTRIBUTION INC 144A 7.250% 06/15/2028 Callable @ 100.000 06/15/2026	210,000	212,819
WESCO DISTRIBUTION INC 144A 6.375% 03/15/2029 Callable @ 103.188 03/15/2026	106,000	108,721
WESCO DISTRIBUTION INC 144A 6.625% 03/15/2032 Callable @ 103.313 03/15/2027	35,000	36,113
WESCO DISTRIBUTION, INC. 144A 6.375% 03/15/2033 Callable @ 103.188 03/15/2028	27,000	27,642
WILLIAMS SCOTSMAN INC 144A 7.375% 10/01/2031 Callable @ 103.688 10/01/2026	57,000	59,500
WILLIAMS SCOTSMAN INC 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	24,000	24,596
WILLIAMS SCOTSMAN, INC. 144A 6.625% 04/15/2030 Callable @ 103.313 04/15/2027	14,000	14,448
XPO INC 144A 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	35,000	36,373
+^(1)(3) INCORA, INC. 144A 6.000% 01/31/2033	33,112	26,503
		5,890,518
Information Technology (6.2%)
AHEAD DB HOLDINGS LLC 144A 6.625% 05/01/2028 Callable @ 100.000 05/01/2026	112,000	112,483
CLARIVATE SCIENCE HOLDINGS CORP 144A 3.875% 07/01/2028 Callable @ 100.000 06/30/2026	40,000	38,316
CLARIVATE SCIENCE HOLDINGS CORP 144A 4.875% 07/01/2029 Callable @ 100.000 06/30/2026	94,000	88,016
COMMSCOPE LLC 144A 4.750% 09/01/2029 Callable @ 101.188 09/01/2025	100,000	97,105
COMMSCOPE TECHNOLOGIES LLC 144A 5.000% 03/15/2027	5,000	4,896
COMMSCOPE LLC 144A 9.500% 12/15/2031 Callable @ 103.000 06/15/2026	65,000	68,411
COMMSCOPE LLC 144A 8.250% 03/01/2027	205,000	205,480
CONDUENT BUSINESS SERVICES LLC 144A 6.000% 11/01/2029 Callable @ 101.500 11/01/2025	80,000	76,045
COREWEAVE, INC. 144A 9.250% 06/01/2030 Callable @ 104.625 06/01/2027	62,000	62,348
COREWEAVE, INC. 144A 9.000% 02/01/2031 Callable @ 104.500 02/01/2028	80,000	79,601
DIEBOLD NIXDORF INC 144A 7.750% 03/31/2030 Callable @ 103.875 12/18/2026	28,000	29,699
ENTEGRIS INC 144A 4.375% 04/15/2028	31,000	30,204
ENTEGRIS INC 144A 3.625% 05/01/2029 Callable @ 100.906 05/01/2026	99,000	92,915
ENTEGRIS INC 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	63,000	61,752
ENTEGRIS INC 144A 5.950% 06/15/2030 Callable @ 101.983 06/15/2026	83,000	83,751
FAIR ISAAC CORP. 144A 6.000% 05/15/2033 Callable @ 103.000 05/15/2028	32,000	32,150
IMOLA MERGER CORP 144A 4.750% 05/15/2029 Callable @ 100.000 05/15/2026	245,000	237,717
INSIGHT ENTERPRISES INC 144A 6.625% 05/15/2032 Callable @ 103.313 05/15/2027	21,000	21,552
KIOXIA HOLDINGS CORP. 144A 6.250% 07/24/2030 Callable @ 103.125 07/24/2027	200,000	199,358
ATHENAHEALTH GROUP INC 144A 6.500% 02/15/2030 Callable @ 101.625 02/15/2026	100,000	98,309
NCR CORP. 144A 5.125% 04/15/2029 Callable @ 100.000 04/15/2026	72,000	70,562
NCR ATLEOS CORP 144A 9.500% 04/01/2029 Callable @ 104.750 10/01/2026	97,000	105,085
ON SEMICONDUCTOR CORP 144A 3.875% 09/01/2028 Callable @ 100.000 09/01/2025	118,000	114,010
RINGCENTRAL INC 144A 8.500% 08/15/2030 Callable @ 104.250 08/15/2026	76,000	80,744
SS&C TECHNOLOGIES INC 144A 5.500% 09/30/2027	230,000	230,069
SS&C TECHNOLOGIES INC 144A 6.500% 06/01/2032 Callable @ 103.250 06/01/2027	15,000	15,424
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD. 144A 8.250% 12/15/2029 Callable @ 104.125 07/15/2026	46,000	49,031
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD. 144A 8.500% 07/15/2031 Callable @ 104.250 07/15/2026	12,000	12,736
SHIFT4 PAYMENTS LLC 144A 6.750% 08/15/2032 Callable @ 103.375 08/15/2027	38,000	39,254
BLOCK INC 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	95,000	87,066
BLOCK, INC. 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	111,000	113,914
SYNAPTICS INC 144A 4.000% 06/15/2029 Callable @ 100.000 06/15/2026	40,000	37,764
COHERENT CORP 144A 5.000% 12/15/2029 Callable @ 101.250 12/14/2025	181,000	177,153
XEROX HOLDINGS CORP 144A 8.875% 11/30/2029 Callable @ 104.438 11/30/2026	48,000	30,959
		2,883,879
Materials (7.9%)
ADVANCED DRAINAGE SYSTEMS INC 144A 5.000% 09/30/2027	26,000	25,734
ATI, INC. 5.875% 12/01/2027	66,000	65,873
ATI INC 4.875% 10/01/2029 Callable @ 101.219 10/01/2025	45,000	44,005
ATI INC 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	22,333
ATI INC 7.250% 08/15/2030 Callable @ 103.625 08/15/2026	43,000	45,084
ARDAGH PACKAGING FINANCE PLC 144A 5.250% 08/15/2027	200,000	96,000
AVIENT CORP 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	19,521
AXALTA COATING SYSTEMS LLC 144A 4.750% 06/15/2027	150,000	148,696
BIG RIVER STEEL LLC / BRS FINANCE CORP 144A 6.625% 01/31/2029 Callable @ 100.000 09/15/2025	91,000	90,981
CVR PARTNERS LP / CVR NITROGEN FINANCE CORP 144A 6.125% 06/15/2028 Callable @ 100.000 06/15/2026	52,000	51,618
CARPENTER TECHNOLOGY CORP 6.375% 07/15/2028	50,000	50,191
CARPENTER TECHNOLOGY CORP 7.625% 03/15/2030 Callable @ 101.906 03/15/2026	17,000	17,545
CHEMOURS CO/THE 144A 5.750% 11/15/2028 Callable @ 100.958 11/15/2025	213,000	195,558
CHEMOURS CO/THE 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	5,000	4,237
CHEMOURS CO/THE 144A 8.000% 01/15/2033 Callable @ 104.000 01/15/2028	35,000	32,548
CLEVELAND-CLIFFS INC 144A 4.625% 03/01/2029 Callable @ 100.000 03/01/2026	40,000	37,706
CLEVELAND-CLIFFS INC 144A 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	25,754
CLEVELAND-CLIFFS INC 144A 6.750% 04/15/2030 Callable @ 103.375 04/15/2026	45,000	44,772
CLEVELAND-CLIFFS, INC. 144A 6.875% 11/01/2029 Callable @ 103.438 11/01/2026	59,000	59,041
CLEVELAND-CLIFFS INC 144A 7.500% 09/15/2031 Callable @ 103.750 03/15/2028	29,000	28,952
CLYDESDALE ACQUISITION HOLDINGS, INC. 144A 6.750% 04/15/2032 Callable @ 103.375 04/15/2028	44,000	45,070
COMPASS MINERALS INTERNATIONAL, INC. 144A 8.000% 07/01/2030 Callable @ 104.000 07/01/2027	22,000	22,771
ELEMENT SOLUTIONS INC 144A 3.875% 09/01/2028 Callable @ 100.000 09/01/2025	100,000	96,275
GRAHAM PACKAGING CO INC 144A 7.125% 08/15/2028 Callable @ 100.000 08/15/2025	74,000	73,902
INEOS FINANCE PLC 144A 7.500% 04/15/2029 Callable @ 103.750 04/15/2026	200,000	198,523
JH NORTH AMERICA HOLDINGS, INC. 144A 5.875% 01/31/2031 Callable @ 102.938 07/31/2027	22,000	22,080
JH NORTH AMERICA HOLDINGS, INC. 144A 6.125% 07/31/2032 Callable @ 103.063 07/31/2028	35,000	35,367
KAISER ALUMINUM CORP 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	27,940
KNIFE RIVER CORP 144A 7.750% 05/01/2031 Callable @ 103.875 05/01/2026	60,000	62,956
LABL INC 144A 8.625% 10/01/2031 Callable @ 104.313 10/01/2027	56,000	46,515
MAUSER PACKAGING SOLUTIONS HOLDING CO 144A 9.250% 04/15/2027 Callable @ 101.156 10/15/2025	110,000	108,872
MAUSER PACKAGING SOLUTIONS HOLDING CO 144A 7.875% 04/15/2027 Callable @ 101.969 08/15/2025	306,000	308,730
NOVA CHEMICALS CORP 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	20,000	19,923
NOVA CHEMICALS CORP 144A 4.250% 05/15/2029 Callable @ 100.000 05/15/2026	116,000	110,800
NOVA CHEMICALS CORP 144A 8.500% 11/15/2028 Callable @ 104.250 11/15/2025	42,000	44,109
NOVA CHEMICALS CORP 144A 9.000% 02/15/2030 Callable @ 104.500 08/15/2026	116,000	124,647
NOVELIS CORP 144A 4.750% 01/30/2030 Callable @ 101.583 01/30/2026	45,000	43,106
NOVELIS INC 144A 6.875% 01/30/2030 Callable @ 103.438 01/30/2027	14,000	14,428
OWENS-BROCKWAY GLASS CONTAINER INC 144A 6.625% 05/13/2027	68,000	68,092
QUIKRETE HOLDINGS INC 144A 6.375% 03/01/2032 Callable @ 103.188 03/01/2028	222,000	227,704
SMYRNA READY MIX CONCRETE LLC 144A 8.875% 11/15/2031 Callable @ 104.438 11/15/2026	60,000	63,169
STANDARD BUILDING SOLUTIONS INC 144A 6.500% 08/15/2032 Callable @ 103.250 08/15/2027	52,000	53,104
STANDARD BUILDING SOLUTIONS, INC. 144A 6.250% 08/01/2033 Callable @ 103.125 08/01/2028	55,000	55,516
STANDARD INDUSTRIES INC/NY 144A 5.000% 02/15/2027	105,000	104,938
STANDARD INDUSTRIES INC/NY 144A 4.750% 01/15/2028 Callable @ 100.000 01/15/2026	212,000	209,123
TRIMAS CORP 144A 4.125% 04/15/2029 Callable @ 100.000 04/15/2026	63,000	60,435
(5) TRINSEO LUXCO FINANCE SPV SARL 144A 7.625% (2.500% PIK)05/03/2029 Callable @ 103.813 01/17/2026	124,100	70,737
UNITED STATES STEEL CORP 6.875% 03/01/2029 Callable @ 100.000 03/01/2026	4,000	4,024
WR GRACE HOLDINGS LLC 144A 5.625% 08/15/2029 Callable @ 101.406 08/15/2025	123,000	113,399
WR GRACE HOLDINGS LLC 144A 4.875% 06/15/2027	134,000	133,296
		3,675,700
Real Estate (2.6%)
IRON MOUNTAIN INC 144A 4.875% 09/15/2027 Callable @ 100.000 09/15/2025	57,000	56,570
IRON MOUNTAIN INC 144A 5.000% 07/15/2028	7,000	6,929
IRON MOUNTAIN, INC. 144A 5.250% 07/15/2030 Callable @ 101.750 07/15/2026	192,000	188,711
IRON MOUNTAIN INC 144A 6.250% 01/15/2033 Callable @ 103.125 12/06/2027	9,000	9,153
KENNEDY-WILSON INC 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	18,227
MPT OPERATING PARTNERSHIP LP 144A 8.500% 02/15/2032 Callable @ 104.250 02/15/2028	35,000	36,379
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 4.750% 10/15/2027 Callable @ 100.000 10/15/2025	190,000	187,951
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 4.500% 02/15/2029 Callable @ 100.750 02/15/2026	168,000	163,428
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 7.250% 07/15/2028 Callable @ 101.813 07/15/2026	4,000	4,126
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 6.500% 04/01/2032 Callable @ 103.250 04/01/2027	95,000	97,009
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP. 144A 6.500% 06/15/2033 Callable @ 103.250 06/15/2028	11,000	11,265
ANYWHERE REAL ESTATE GROUP LLC 144A 5.250% 04/15/2030 Callable @ 101.313 04/15/2026	122,000	102,472
ANYWHERE REAL ESTATE GROUP LLC / REALOGY CO-ISSUER 144A 9.750% 04/15/2030 Callable @ 104.875 04/15/2027	44,000	45,822
SBA COMMUNICATIONS CORP 3.125% 02/01/2029 Callable @ 100.000 02/01/2026	58,000	54,055
VICI PROPERTIES LP / VICI NOTE CO., INC. 144A 4.250% 12/01/2026	113,000	112,058
VICI PROPERTIES LP / VICI NOTE CO INC 144A 4.625% 12/01/2029 Callable @ 101.514 12/01/2025	118,000	115,648
		1,209,803
Utilities (1.9%)
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP 144A 9.375% 06/01/2028 Callable @ 102.344 06/01/2026	41,000	42,203
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP. 144A 9.500% 06/01/2030 Callable @ 104.750 06/01/2027	32,000	33,595
CALPINE CORP 144A 4.500% 02/15/2028 Callable @ 100.000 02/15/2026	15,000	14,838
CALPINE CORP 144A 4.625% 02/01/2029 Callable @ 100.000 02/01/2026	54,000	53,088
CALPINE CORP 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	29,661
NRG ENERGY INC 5.750% 01/15/2028 Callable @ 100.000 01/15/2026	58,000	58,202
NRG ENERGY INC 144A 5.250% 06/15/2029 Callable @ 100.875 06/15/2026	94,000	93,008
NRG ENERGY INC 144A 3.375% 02/15/2029 Callable @ 100.000 02/15/2026	68,000	63,780
NRG ENERGY INC 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	16,477
NRG ENERGY INC 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	4,000	3,653
NRG ENERGY INC 144A 7.000% 03/15/2033 Callable @ 100.000 12/15/2032	28,000	30,714
NRG ENERGY INC 144A 6.000% 02/01/2033 Callable @ 103.000 11/01/2027	46,000	46,127
PG&E CORP 5.000% 07/01/2028 Callable @ 100.000 07/01/2026	40,000	38,989
PG&E CORP 5.250% 07/01/2030 Callable @ 101.750 07/01/2026	10,000	9,592
SUPERIOR PLUS LP / SUPERIOR GENERAL PARTNER INC 144A 4.500% 03/15/2029 Callable @ 100.750 03/15/2026	56,000	53,440
VISTRA OPERATIONS CO LLC 144A 5.625% 02/15/2027	132,000	131,847
VISTRA OPERATIONS CO LLC 144A 5.000% 07/31/2027	10,000	9,948
VISTRA OPERATIONS CO. LLC 144A 4.375% 05/01/2029 Callable @ 100.000 05/01/2026	17,000	16,472
VISTRA OPERATIONS CO LLC 144A 7.750% 10/15/2031 Callable @ 103.875 10/15/2026	85,000	89,958
VISTRA OPERATIONS CO LLC 144A 6.875% 04/15/2032 Callable @ 103.438 04/15/2027	42,000	43,642
		879,234
TOTAL CORPORATE BONDS (COST: $45,572,006)		$44,461,269

The Integrity Funds | July 31, 2025

COMMON STOCKS (1.2%)
Communication Services (0.2%)	Shares
(3) CLEAR CHANNEL OUTDOOR HOLDINGS INC	4,640	$4,918
(3) FRONTIER COMMUNICATIONS PARENT INC	1,519	55,808
(3) IHEARTMEDIA, INC.	1,902	3,557
+^ INTELSAT SA/LUXEMBOURG	3,888	0
+^ INTELSAT SA/LUXEMBOURG - CVR	3,888	46,170
		110,453
Consumer Discretionary (0.0%)
+^(3) MYT HOLDING LLC	21,320	5,330
+^(1)(3) NMG PARENT LLC	37	4,607
+^(3) NMG ESCROW EQUITY	203	2,537
+^(3) CLAIRE'S STORES	58	0
		12,474
Consumer Staples (0.0%)
+^(3) RITE AID EQUITY	276	0
		0
Health Care (0.4%)
(3) ENDO INC	1,570	37,036
^(3) ENVISION HEALTHCARE CORP	131	2,249
^(3) MALLINCKRODT EQUITY	1,199	104,433
+^ INTERNATIONAL ONCOLOGY CARE INC	1,633	24,707
		168,425
Industrials (0.1%)
+^(3) INCORA TOP HOLDCO LLC	28	700
+^(1)(3) INCORA INTERMEDIATE LLC	1,553	31,044
		31,744
Materials (0.0%)
+^(3) VENATOR MATERIALS PLC	12	2,250
		2,250
Real Estate (0.5%)
VICI PROPERTIES, INC.	6,754	220,181
		220,181

TOTAL COMMON STOCK (COST: $1,382,196)		$545,527

The Integrity Funds | July 31, 2025

CONVERTIBLE PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)	Shares
+^(3) MYT HOLDING LLC (144A Series A)	53,840	$67,462
+^(3) CLAIRE'S CONVERTIBLE PREFERRED EQUITY	59	0
TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$67,462

WARRANTS (0.0%)
Communication Services (0.0%)	Shares
+^(3) ENTERCOM-AUDACY INC SPECIAL WARRANT	194	3,686
+^(3) ENTERCOM-AUDACY INC 2ND LIEN A	235	4
+^(3) ENTERCOM-AUDACY INC 2ND LIEN B	39	1
TOTAL WARRANTS (COST: $69,113)		$3,691

TOTAL INVESTMENTS (COST: $47,099,314)		$45,077,949
OTHER ASSETS LESS LIABILITIES (3.5%)		$1,634,871
NET ASSETS (100.0%)		$46,712,820

(1) All or a portion of the security is considered restricted at July 31, 2025. See Footnote 2.

(2) Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(3) Non-income producing security.

(4) Issue is in default.

(5) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.

# When-issued purchase as of July 31, 2025.

+ The level 3 securities were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs. Fair value determined in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee.  These securities represented $215,001 or 0.46% of net assets as of July 31, 2025. See Footnote 3.

^ Deemed by management to be illiquid security. Total fair value of illiquid securities amount to $321,683 representing 0.69% of net assets as of July 31, 2025.

144A - Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $37,700,670 representing 80.7% of net assets as of July 31, 2025.

PLC - Public Limited Company

TSFR3M - Term Secured Overnight Financing Rate 3 Month

TSFR3M Quarterly Rate disclosed as of July 31, 2025, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Schedule of Investments  - July 31, 2025

Integrity Mid-North American Resources Fund

	Shares	Fair Value
COMMON STOCKS (97.8%)

Consumer Discretionary (2.2%)
*MODINE MANUFACTURING CO	13,000	$1,749,280
*TESLA INC	4,000	1,233,080
		2,982,360
Energy (66.8%)
*ANTERO RESOURCES CORP	135,000	4,715,550
ARCHROCK INC	140,000	3,270,400
BAKER HUGHES A GE CO	132,000	5,946,600
COTERRA ENERCOTERRA ENERGY INC	110,000	2,682,900
CAMECO CORP	17,000	1,273,810
CHENIERE ENERGY INC	29,000	6,840,520
EXPAND ENERGY CORP	10,000	1,047,800
CHEVRON CORP	29,000	4,397,560
CONOCOPHILLIPS	27,000	2,574,180
DIAMONDBACK ENERGY INC	17,000	2,527,220
EQT CORP	50,000	2,687,500
ENBRIDGE INC	20,000	905,800
EXCELERATE ENERGY INC	90,000	2,309,400
EXXON MOBIL CORP	55,000	6,140,200
*GULFPORT ENERGY CORP	24,000	4,179,120
HOLLYFRONTIER CORP	18,000	790,920
HALLIBURTON CO	30,000	672,000
KODIAK GAS SERVICES INC	89,000	2,877,370
PATTERSON UTI ENERGY INC	100,000	591,000
PEMBINA PIPELINE CORP	70,000	2,603,300
PERMIAN RESOURCES CORP	390,000	5,522,400
PHILLIPS 66	39,000	4,819,620
SCHLUMBERGER LTD	80,000	2,704,000
TARGA RESOURCES CORP	25,000	4,160,250
TRANSCANADA CORP	100,000	4,788,000
TENARIS SA ADR	25,000	873,500
TEXAS PACIFIC LAND CORP	1,500	1,452,195
VALERO ENERGY CORP	32,000	4,393,920
NOBLE CORP PLC	30,000	804,300
TECHNIPFMC PLC	40,000	1,454,800
*EXPRO GROUP HOLDINGS NV	30,000	323,400
		90,329,535
Industrials (12.3%)
*ARRAY TECHNOLOGIES INC	70,000	455,000
*CHART INDUSTRIES INC	12,000	2,385,960
GE VERNOVA INC	3,400	2,244,986
*GENERAC HOLDINGS INC	5,000	973,450
*NEXTRACKER INC	19,000	1,106,940
PRIMORIS SERVICES CORP	24,000	2,260,080
QUANTA SERVICES INC	2,500	1,015,325
*SHOALS TECHNOLOGIES GROUP INC	195,000	1,051,050
VERTIV HOLDINGS CO	35,000	5,096,000
		16,588,791
Information Technologies (3.0%)
*FIRST SOLAR INC	23,000	4,018,790
		4,018,790
Utilities (13.5%)
CONSTELLATION ENERGY CORP	3,000	1,043,520
ENTERGY CORP	60,000	5,425,800
NRG ENERGY INC	28,000	4,681,600
VISTRA CORP	24,000	5,004,960
XCEL ENERGY INC	30,000	2,203,200
		18,359,080

TOTAL INVESTMENTS (Cost $109,642,376)		$132,278,556
OTHER ASSETS LESS LIABILITIES (2.2%)		$2,919,520
NET ASSETS (100.0%)		$135,198,076

*Non-income producing

PLC - Public Limited Company

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Schedule of Investments - July 31, 2025

Integrity Short Term Government Fund

	Principal Amount	Fair Value
MORTGAGE BACKED SECURITIES (95.9%)

Fannie Mae Pool (17.4%)
(a) FN 47935 4.893% 5/1/2027 (ECOFC 1 Month + 1.254%)	219	$218
FN 252284 6.5% 1/1/2029	13,122	13,261
FN 555326 5.5% 4/1/2033	39,486	40,050
(a) FN 748375 6.745% 8/1/2033 (RFUCCT 1 Year + 0.995%)	182	183
FN DA0007 5.5% 9/1/2053	146,374	145,823
FN DA5011 6.5% 11/1/2053	199,203	208,141
FN BX3957 6% 1/1/2053	29,618	30,286
FN BY1715 6% 5/1/2053	109,037	111,311
FN BY3768 6.5% 7/1/2053	97,903	101,375
FN CA6065 3% 6/1/2050	119,798	101,175
FN CB5316 6% 12/1/2052	370,385	376,578
FN CB5525 6% 1/1/2053	354,431	360,425
FN CB6762 6% 7/1/2053	79,807	81,123
FN FS3411 6% 1/1/2053	198,843	201,641
FN FS4041 5.5% 3/1/2053	472,507	471,190
FN FS4979 5.5% 5/1/2053	379,865	379,427
FN FS5206 6% 7/1/2053	410,159	416,812
FN FS6197 6.5% 11/1/2053	288,169	297,663
FN FS6931 5.5% 1/1/2053	278,770	277,857
FN FS9447 6% 12/1/2053	443,097	449,871
FN 888073 5.5% 2/1/2035	7,362	7,482
FN MA3067 3.5% 7/1/2047	92,679	83,364
FN MA4908 6% 1/1/2043	243,818	248,344
FN MA4891 5.5% 12/1/2042	172,557	174,886
FN MA4935 6% 2/1/2043	119,830	122,237
FN MA5031 7% 4/1/2053	100,506	104,162
FN MA5107 5.5% 8/1/2053	207,511	206,746
FN MA5132 6% 8/1/2053	221,101	222,198
FN MA5522 6.5% 9/1/2054	389,274	397,605
		5,631,434
Fannie Mae Real Estate Mortgage Investment Conduit (5.1%)
FNR 2023-14 E 6% 6/25/2048	186,257	187,988
FNR 2024-24 AB 5.5% 8/25/2050	98,518	99,355
FNR 2025-4 D 5.5% 7/25/2052	282,786	282,923
(a) FNR 2025-2 FD 6% 2/25/2055 (SOFR 30 Day Average + 2.000%)	247,755	247,996
(a) FNR 2006-33 CF 4.76449% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	269,730	267,588
(a) FNR 2007-54 EF 4.80449% 6/25/2037 ((SOFR 30 Day Average + 0.11448%) + 0.340%)	170,001	167,070
(a) FNR 2009-46 FB 5.16449% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	295,489	294,607
(a) FNR 2010-35 KF 4.96449% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)	118,311	118,223
		1,665,750
Fannie Mae Alternative Credit Enhancement Securities (2.8%)
(b)(c) FNA 2019-M23 X2 0.26147% 2/25/2031	26,293,463	195,510
(b)(c) FNA 2019-M32 X2 1.1175% 10/25/2029	4,701,566	150,009
(b)(c) FNA 2020-M10 X6 1.38013% 8/25/2028	3,376,735	104,065
(b)(c) FNA 2020-M17 X1 1.35139% 1/25/2028	15,476,399	306,488
(b)(c) FNA 2020-M27 X 0.81372% 5/25/2050	4,146,872	160,727
		916,799
Freddie Mac Pool (19.7%)
FR SD2578 6% 3/1/2053	230,993	235,890
FR SD2284 6% 12/1/2052	138,793	141,025
FR SD3475 5.5% 8/1/2053	434,275	435,716
FR SD3518 5.5% 7/1/2053	256,767	255,992
FR SD3553 6% 7/1/2053	359,887	365,821
FR SD6337 6% 9/1/2054	285,058	290,996
FR SD8300 5.5% 2/1/2053	347,442	346,304
FR SD8316 5.5% 4/1/2053	137,011	136,513
FR SD8332 6% 6/1/2053	262,084	266,185
FR SD8446 5.5% 7/1/2054	145,250	144,599
FR SD3846 6% 9/1/2053	446,796	453,597
FR SD4252 6.5% 10/1/2053	271,556	280,942
FR QF7098 5.5% 2/1/2053	449,470	447,577
FR QF6560 5.5% 1/1/2053	363,713	364,854
FR QF8178 6% 2/1/2053	103,410	105,075
FR QF8450 6% 3/1/2053	80,446	81,648
FR QG1921 6.5% 5/1/2053	154,966	161,221
FR QH1757 6.5% 10/1/2053	71,302	74,117
FR QS0276 6% 2/1/2033	149,002	154,101
FR QU8138 6% 9/1/2053	281,991	282,439
FR RA6212 4% 10/1/2051	270,891	251,325
FR RA9386 6% 7/1/2053	515,708	523,654
FR RB5274 6% 1/1/2044	298,458	303,535
FR RB5221 6% 2/1/2043	277,341	282,913
		6,386,039
Freddie Mac Gold Pool (0.5%)
FG G01584 5% 8/1/2033	19,011	19,150
FG NB0014 3.5% 4/1/2049	144,741	132,582
FG H09207 6.5% 8/1/2038	7,914	8,057
		159,789
Freddie Mac Multifamily Structured Pass Through Certificates (3.0%)
(b) FHMS Q004 A2H 6.34605% 1/25/2046	80,913	80,547
(b)(c) FHMS K078 XAM 0.008209% 6/25/2028	33,580,000	65,787
(b) FHMS Q007 APT1 6.479809% 10/25/2047	15,135	15,116
(b)(c) FHMS K736 X1 1.25579% 7/25/2026	5,243,822	45,543
(b)(c) FHMS K738 X1 1.479187% 1/25/2027	1,733,113	29,537
(b)(c) FHMS K115 X1 1.316312% 6/25/2030	1,379,545	72,999
(b)(c) FHMS Q016 XPT1 0.981% 5/25/2026	2,946,072	19,340
(b)(c) FHMS K507 X1 0.086263% 9/25/2028	31,862,497	132,099
(b)(c) FHMS K514 X1 0.963512% 12/25/2028	3,787,159	111,717
(b)(c) FHMS KS16 X 1.18235% 1/25/2032	6,800,000	382,388
		955,073
Freddie Mac Real Estate Mortgage Investment Conduit (4.9%)
FHR 2344 ZD 6.5% 8/15/2031	4,876	5,050
(a) FHR 3843 F 4.7841% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)	197,302	196,318
(a) FHR 4238 FD 4.7541% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	244,321	243,543
FHR 5420 KB 6% 4/25/2050	500,000	513,478
FHR 5423 A 5% 11/25/2050	94,589	94,096
(a) FHR 2801 FG 4.9041% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)	287,132	286,375
(a) FHR 3117 TA 5.4541% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)	258,311	249,583
		1,588,443
Freddie Mac Small Balance Loan Mortgage Trust (0.4%)
(a) FRESB 2016-SB13 A5H 5.13374% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	81,956	81,414
(a) FRESB 2016-SB16 A5H 5.13374% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	51,845	51,423
		132,837
Ginnie Mae II Pool (13.0%)
G2 MA6402 4.5% 1/20/2050	7,928	7,488
G2 MA8681 6.5% 1/20/2053	259,719	264,586
G2 MA9896 7% 9/20/2054	218,930	223,741
G2 MA9174 7% 9/20/2053	49,001	50,759
G2 MA9478 7% 2/20/2054	129,287	132,602
G2 CR1853 7% 11/20/2052	29,970	30,976
G2 MB0124 6.5% 1/20/2040	263,851	273,883
G2 MB0194 6.5% 2/20/2055	646,513	658,629
G2 MB0195 7% 2/20/2055	396,576	405,064
G2 MB0207 6.5% 2/20/2055	167,277	171,931
G2 MB0249 7% 2/20/2055	498,511	508,903
G2 MB0298 7% 4/20/2055	299,323	306,141
G2 MB0426 6.5% 6/20/2055	299,122	307,446
(a) G2 MB0435 5.5% 6/20/2055 (H15T 1 Year + 1.500%)	299,700	300,820
G2 MB0474 6.5% 7/20/2055	300,000	304,523
G2 MB0475 7% 7/20/2055	250,000	255,950
		4,203,442
Government National Mortgage Association (28.9%)
(a) GNR 2015-H27 FA 5.18672% 9/20/2065 ((TSFR 1 Month Average + 0.11448%) + 0.750%)	104,085	104,224
(b)(c) GNR 2013-15 IO 0.641% 8/16/2051	1,334,566	31,641
(b)(c) GNR 2013-33 IO 0.17331% 4/16/2054	5,049,241	10,702
(b)(c) GNR 2014-73 IO 0.38844% 4/16/2056	2,505,838	29,696
(b)(c) GNR 2014-16 IO 0.3995% 6/16/2055	11,706,271	177,474
(b)(c) GNR 2015-130 IO 0.683% 7/16/2057	1,290,325	41,078
(b)(c) GNR 2017-127 IO 0.54427% 2/16/2059	4,454,651	153,679
(b)(c) GNR 2017-143 IO 0.48022% 1/16/2059	2,385,102	62,449
(b)(c) GNR 2017-76 IO 0.77143% 12/16/2056	1,381,018	62,725
(b)(c) GNR 2017-28 IO 0.7004% 2/16/2057	1,804,021	67,677
(b)(c) GNR 2016-52 IO 0.73843% 3/16/2058	3,470,088	125,249
(b)(c) GNR 2016-158 IO 0.74442% 6/16/2058	2,015,000	70,425
(b)(c) GNR 2016-94 IO 0.75875% 12/16/2057	5,079,587	153,740
(b)(c) GNR 2018-2 IO 0.70374% 12/16/2059	3,327,484	141,681
(b)(c) GNR 2018-74 IO 0.29609% 3/16/2060	4,786,875	86,844
(b)(c) GNR 2019-7 IO 0.90079% 1/16/2061	5,299,545	342,975
(b)(c) GNR 2018-108 IA 0.67825% 8/16/2060	865,897	50,630
(b)(c) GNR 2018-119 IO 0.68101% 5/16/2060	638,976	35,298
(b)(c) GNR 2018-140 IO 0.70454% 7/16/2060	3,623,327	196,673
(b)(c) GNR 2020-40 IO 0.87512% 1/16/2062	5,951,272	351,080
(b)(c) GNR 2019-75 IO 0.85297% 12/16/2060	2,781,354	163,993
(b)(c) GNR 2020-132 IO 0.8482% 9/16/2062	1,444,494	90,302
(b)(c) GNR 2020-87 AI 1.86716% 5/16/2060	850,097	98,955
(b)(c) GNR 2020-121 IO 0.89297% 8/16/2060	894,210	55,060
(b)(c) GNR 2021-H11 IY 0.18954% 7/20/2071	2,519,147	75,939
(b)(c) GNR 2020-H19 SI 1.357% 10/20/2070	622,271	14,446
(b)(c) GNR 2021-H06 YI 0.86015% 4/20/2071	1,676,110	104,219
(a) GNR 2021-H08 VF 5.54798% 4/20/2071 (SOFR 30 Day Average + 1.200%)	201,603	203,664
(b)(c) GNR 2021-63 IO 0.81548% 4/16/2061	4,049,658	237,024
(b)(c) GNR 2021-68 IO 0.87339% 10/16/2062	1,534,245	96,673
(b)(c) GNR 2021-47 IO 0.99232% 3/16/2061	1,050,413	69,842
(b)(c) GNR 2020-168 IA 0.97965% 12/16/2062	6,385,075	454,349
(b)(c) GNR 2020-177 IO 0.81999% 6/16/2062	1,586,136	93,669
(b)(c) GNR 2021-52 IO 0.72157% 4/16/2063	2,343,728	120,082
(b)(c) GNR 2020-190 IO 1.05094% 11/16/2062	1,777,502	135,196
(b)(c) GNR 2021-10 IO 0.98648% 5/16/2063	1,315,015	96,246
(b)(c) GNR 2021-14 IO 1.32995% 6/16/2063	2,573,655	233,970
(b)(c) GNR 2021-71 IO 0.8636% 10/16/2062	4,780,036	302,855
(b)(c) GNR 2021-31 IO 0.94035% 1/16/2061	2,183,063	150,153
(b)(c) GNR 2021-37 IO 0.79846% 1/16/2061	1,622,315	94,784
(b)(c) GNR 2021-36 IO 1.28781% 3/16/2063	1,907,441	156,251
(b)(c) GNR 2021-171 IO 0.99431% 8/16/2061	1,475,982	98,244
(b)(c) GNR 2021-150 IO 1.04343% 11/16/2063	966,895	75,247
(b)(c) GNR 2021-110 IO 0.87498% 11/16/2063	4,428,737	295,892
(b)(c) GNR 2021-124 IO 0.99034% 10/16/2062	2,195,985	146,558
(b)(c) GNR 2021-195 IX 1.20178% 8/16/2063	7,217,564	644,852
(b)(c) GNR 2021-198 IO 0.81024% 11/16/2061	4,278,290	246,980
(b)(c) GNR 2021-208 IO 0.75754% 6/16/2064	3,720,099	201,036
(b)(c) GNR 2023-33 IO 0.93636% 5/16/2063	5,236,025	352,684
(b)(c) GNR 2025-31 IO 0.57518% 8/16/2067	4,487,999	290,128
(b)(c) GNR 2024-161 IO 0.74084% 6/16/2064	1,766,156	95,325
(b)(c) GNR 2025-14 IO 0.55393% 3/16/2066	4,685,779	253,885
(b)(c) GNR 2024-179 XI 0.83067% 12/16/2066	3,279,617	236,440
(b)(c) GNR 2025-53 IO 0.54524% 10/16/2066	5,524,120	282,341
(b)(c) GNR 2023-H02 IK 0.81403% 1/20/2073	1,009,097	75,010
(b)(c) GNR 2022-H07 IG 1.85313% 2/20/2072	831,790	27,021
(b)(c) GNR 2025-H02 DI 0.6883% 12/20/2074	6,736,922	321,986
(b)(c) GNR 2023-H16 GI 0.50919% 6/20/2073	1,996,198	91,011
(b)(c) GNR 2024-H07 IG 0.67567% 4/20/2074	1,647,218	99,055
(b)(c) GNR 2025-H05 DI 1.19315% 2/20/2075	6,926,762	167,835
		9,345,142
Seasoned Credit Risk Transfer Trust Series (0.2%)
SCRT 2020-3 M5TW 3% 5/25/2060	69,480	61,626

TOTAL MORTGAGE BACKED SECURITIES (Cost: $30,861,398)		$31,046,374

U.S. GOVERNMENT TREASURY NOTES/BONDS (2.6%)
United States Treasury 2-Year Note 4.625% 6/30/2026	840,000	842,933
TOTAL U.S. GOVERNMENT TREASURY NOTES/BONDS (Cost $845,153)		$842,933

TOTAL INVESTMENTS (Cost $31,706,551) (98.5%)		$31,889,307
OTHER ASSETS LESS LIABILITIES (1.5%)		$488,313
NET ASSETS (100.0%)		$32,377,620

(a) Variable rate security; the rate shown represents the rate at July 31, 2025. Coupon may be fixed for a period of time.

(b) Variable rate security; the rate shown represents the rate at July 31, 2025. The coupon is based on an underlying pool of loans.

(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.

SOFR - Secured Overnight Financing Rate

SOFR 30 Day Average rate disclosed as of July 31, 2025, based on the last reset date of the security.

TSFR - Term Secured Overnight Financing Rate

TSFR 1 Month Average rate disclosed as of July 31, 2025, based on the last reset date of the security.

ECOFC - Enterprise 11th District COFI Replacement Index

ECOFC 1 Month rate disclosed as of July 31, 2025, based on the last reset date of the security.

RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks

RFUCCT 1 Year rate disclosed as of July 31, 2025, based on the last reset date of the security

H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year

H15T 1 Year rate disclosed as of July 31, 2025, based on the last reset date of the security

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Statements of Assets and Liabilities – as of July 31, 2025

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$422,538,085	$9,275,871	$55,060,158

Investments in securities, at value	$500,858,560	$9,303,423	$111,550,400
Cash and cash equivalents	17,713,982	281,740	2,497,179
Receivable for Fund shares sold	698,499	-	4,052
Accrued dividends receivable	1,134,787	40,714	108,125
Accrued interest receivable	84,636	842	11,999
Receivable from affiliate	189,917	11,436	49,693
Prepaid expenses	84,475	-	461
Total assets	$520,764,856	$9,638,155	$114,221,909

LIABILITIES
Payable for Fund shares redeemed	$171,426	$-	$19,160
Trustees’ fees payable	22,217	156	5,383
Payable to affiliates	522,390	14,398	154,986
Accrued expenses	78,467	7,456	40,671
Total liabilities	$794,500	$22,010	$220,200

NET ASSETS	$519,970,356	$9,616,145	$114,001,709

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$432,787,239	$9,583,253	$54,237,838
Distributable earnings	87,183,117	32,892	59,763,871

NET ASSETS	$519,970,356	$9,616,145	$114,001,709

Net Assets - Class A	$139,843,567	$461,196	$65,083,135
Net Assets - Class C	$39,360,639	$54,869	$8,909,570
Net Assets - Class I	$340,766,150	$9,100,080	$40,009,004
Shares outstanding - Class A	7,238,607	42,633	598,803
Shares outstanding - Class C	2,057,992	5,000	85,239
Shares outstanding - Class I	17,622,146	844,533	366,920
Net asset value per share - Class A*	$19.32	$10.82	$108.69
Maximum sales charge - Class A	5.00%	5.00%	5.00%
Public offering price per share - Class A	$20.34	$11.39	$114.41
Net asset value per share - Class C*	$19.13	$10.97	$104.52
Net asset value per share - Class I	$19.34	$10.78	$109.04

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Statements of Assets and Liabilities (continued) – as of July 31, 2025

	High Income Fund	MNA Resources Fund	Short Term Government Fund
ASSETS
Investments in securities, at cost	$47,099,314	$109,642,376	$31,706,551

Investments in securities, at value	$45,077,949	$132,278,556	$31,889,307
Cash and cash equivalents	1,358,842	2,995,536	513,446
Receivable for Fund shares sold	-	142,123	4
Accrued dividends receivable	-	62,110	-
Accrued interest receivable	754,636	8,369	284,367
Receivable from affiliate	23,147	3	6,842
Prepaid expenses	177	3,120	13,578
Total assets	$47,214,751	$135,489,817	$32,707,544

LIABILITIES
Payable for securities purchased	$242,100	$-	$296,814
Payable for Fund shares redeemed	97,712	105,309	-
Distributions payable	65,499	-	-
Trustees’ fees payable	3,125	7,960	711
Payable to affiliates	57,838	136,591	20,283
Accrued expenses	35,657	41,881	12,116
Total liabilities	$501,931	$291,741	$329,924

NET ASSETS	$46,712,820	$135,198,076	$32,377,620

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$50,143,855	$278,379,294	$41,354,655
Distributable earnings (accumulated losses)	(3,431,035)	(143,181,218)	(8,977,035)

NET ASSETS	$46,712,820	$135,198,076	$32,377,620

Net Assets - Class A	$22,812,174	$81,004,162	$461,770
Net Assets - Class C	$2,268,711	$2,920,244	$ N/A
Net Assets - Class I	$21,631,935	$51,273,670	$31,915,850
Shares outstanding - Class A	2,990,550	12,452,192	52,775
Shares outstanding - Class C	297,294	451,818	N/A
Shares outstanding - Class I	2,836,770	7,953,083	3,643,538
Net asset value per share - Class A*	$7.63	$6.51	$8.75
Maximum sales charge - Class A	4.25%	5.00%	2.00%
Public offering price per share - Class A	$7.97	$6.85	$8.93
Net asset value per share - Class C*	$7.63	$6.46	N/A
Net asset value per share - Class I	$7.63	$6.45	$8.76

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Statements of Operations – for the year ended July 31, 2025

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $217,050, $14,714, and $0, respectively)	$16,994,564	$528,719	$1,564,677
Interest	597,744	12,350	107,471
Total investment income	$17,592,308	$541,069	$1,672,148

EXPENSES
Investment advisory fees	$3,384,885	$61,292	$1,046,864
Distribution (12b-1) fees - Class A	333,792	952	154,680
Distribution (12b-1) fees - Class C	348,132	552	82,485
Transfer agent fees	748,978	26,711	200,436
Administrative service fees	657,875	62,603	197,723
Professional fees	45,915	3,106	16,349
Reports to shareholders	21,716	660	11,520
License, fees, and registrations	24,520	9,830	45,000
Audit fees	71,555	8,555	25,822
Trustees’ fees	38,050	508	10,407
Transfer agent out-of-pockets	114,200	1,312	33,656
Custodian fees	46,776	1,649	9,783
Legal fees	16,338	262	6,914
Insurance expense	5,979	98	1,790
Total expenses	$5,858,711	$178,090	$1,843,429
Less expenses waived or reimbursed (See Note 7)	(2,013,200)	(124,024)	(569,802)
Total net expenses	$3,845,511	$54,066	$1,273,627

NET INVESTMENT INCOME (LOSS)	$13,746,797	$487,003	$398,521

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$17,909,084	$11,022	$3,517,314
Net change in unrealized appreciation (depreciation) of investments	14,560,780	(209,455)	9,906,452
Net realized and unrealized gain (loss) on investments	$32,469,864	$(198,433)	$13,423,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,216,661	$288,570	$13,822,287

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Statements of Operations (continued) – for the year ended July 31, 2025

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $64,225, and $0, respectively)	$174,295	$2,679,471	$-
Interest	2,890,354	162,184	1,160,855
Total investment income	$3,064,649	$2,841,655	$1,160,855

EXPENSES
Investment advisory fees	$409,601	$615,972	$79,708
Distribution (12b-1) fees - Class A	58,812	384,188	760
Distribution (12b-1) fees - Class C	28,337	36,103	N/A
Transfer agent fees	69,827	233,750	34,827
Administrative service fees	118,625	223,634	75,827
Professional fees	7,528	12,787	2,417
Reports to shareholders	4,052	12,585	87
License, fees, and registrations	29,650	29,660	-
Audit fees	19,637	26,471	11,183
Trustees’ fees	5,043	12,495	1,750
Transfer agent out-of-pockets	11,698	52,900	3,048
Custodian fees	2,945	12,445	14,890
Legal fees	1,802	2,810	544
Insurance expense	855	2,350	336
Tax expense	-	-	139
Total expenses	$768,412	$1,658,150	$225,516
Less expenses waived or reimbursed (See Note 7)	(298,542)	(5,042)	(76,817)
Total net expenses	$469,870	$1,653,108	$148,699

NET INVESTMENT INCOME (LOSS)	$2,594,779	$1,188,547	$1,012,156

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(44,937)	$10,617,161	$(96,394)
Net change in unrealized appreciation (depreciation) of investments	1,380,003	4,677,100	789,727
Net realized and unrealized gain (loss) on investments	$1,335,066	$15,294,261	$693,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,929,845	$16,482,808	$1,705,489

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Statements of Changes in Net Assets – for the year ended July 31, 2025

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,746,797	$487,003	$398,521
Net realized gain (loss) from investment transactions	17,909,084	11,022	3,517,314
Net change in unrealized appreciation (depreciation) of investments	14,560,780	(209,455)	9,906,452
Net increase (decrease) in net assets resulting from operations	$46,216,661	$288,570	$13,822,287

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(11,388,062)	$(21,794)	$(1,397,020)
Distributions - Class C	(2,707,235)	(2,625)	(155,206)
Distributions - Class I	(24,147,540)	(467,666)	(862,509)
Total distributions	$(38,242,837)	$(492,085)	$(2,414,735)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$21,132,754	$280,034	$3,088,507
Proceeds from sale of shares - Class C	10,306,053	-	666,660
Proceeds from sale of shares - Class I	165,439,510	6,207,987	10,680,106
Proceeds from reinvested dividends - Class A	10,512,086	21,682	1,336,397
Proceeds from reinvested dividends - Class C	2,582,419	-	150,509
Proceeds from reinvested dividends - Class I	21,105,599	132,998	732,315
Cost of shares redeemed - Class A	(21,143,930)	(47,237)	(7,572,876)
Cost of shares redeemed - Class C	(6,254,846)	-	(725,130)
Cost of shares redeemed - Class I	(68,061,391)	(1,424,234)	(7,679,060)
Net increase (decrease) in net assets resulting from capital share transactions	$135,618,254	$5,171,230	$677,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	$143,592,078	$4,967,715	$12,084,980
NET ASSETS, BEGINNING OF PERIOD	376,378,278	4,648,430	101,916,729
NET ASSETS, END OF PERIOD	$519,970,356	$9,616,145	$114,001,709

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2025

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,594,779	$1,188,547	$1,012,156
Net realized gain (loss) from investment transactions	(44,937)	10,617,161	(96,394)
Net change in unrealized appreciation (depreciation) of investments	1,380,003	4,677,100	789,727
Net increase (decrease) in net assets resulting from operations	$3,929,845	$16,482,808	$1,705,489

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,249,008)	$(630,040)	$(10,878)
Distributions - Class C	(129,902)	(13,284)	N/A
Distributions - Class I	(1,215,069)	(545,223)	(1,020,478)
Return of Capital - Class A	-	(82,256)	-
Return of Capital - Class C	-	(1,734)	-
Return of Capital - Class I	-	(71,182)	-
Total distributions	$(2,593,979)	$(1,343,719)	$(1,031,356)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,770,412	$6,719,793	$322,838
Proceeds from sale of shares - Class C	310,983	212,752	N/A
Proceeds from sale of shares - Class I	4,673,776	17,584,280	23,258,033
Proceeds from reinvested dividends - Class A	1,062,936	683,530	10,878
Proceeds from reinvested dividends - Class C	97,673	14,616	N/A
Proceeds from reinvested dividends - Class I	915,630	482,516	584,274
Cost of shares redeemed - Class A	(4,646,947)	(14,945,812)	(153,999)
Cost of shares redeemed - Class C	(1,650,139)	(2,117,843)	N/A
Cost of shares redeemed - Class I	(5,744,555)	(11,392,863)	(9,168,892)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,210,231)	$(2,759,031)	$14,853,132

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,874,365)	$12,380,058	$15,527,265
NET ASSETS, BEGINNING OF PERIOD	48,587,185	122,818,018	16,850,355
NET ASSETS, END OF PERIOD	$46,712,820	$135,198,076	$32,377,620

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Statements of Changes in Net Assets – for the year ended July 31, 2024

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,400,653	$141,069	$688,926
Net realized gain (loss) from investment transactions	22,400,640	6,786	1,995,591
Net change in unrealized appreciation (depreciation) of investments	26,100,543	215,659	15,767,735
Net increase (decrease) in net assets resulting from operations	$58,901,836	$363,514	$18,452,252

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(3,519,134)	$(8,315)	$(1,198,403)
Distributions - Class C	(669,189)	(2,726)	(105,476)
Distributions - Class I	(6,217,307)	(130,047)	(668,374)
Total distributions	$(10,405,630)	$(141,088)	$(1,972,253)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$15,511,579	$198,969	$3,106,030
Proceeds from sale of shares - Class C	4,647,718	-	927,609
Proceeds from sale of shares - Class I	64,207,337	3,703,336	7,384,319
Proceeds from reinvested dividends - Class A	3,173,049	6,217	1,143,379
Proceeds from reinvested dividends - Class C	625,845	-	102,058
Proceeds from reinvested dividends - Class I	5,389,314	57,465	573,396
Cost of shares redeemed - Class A	(20,701,359)	(53,750)	(4,990,605)
Cost of shares redeemed - Class C	(5,316,276)	-	(627,061)
Cost of shares redeemed - Class I	(77,930,766)	(137,502)	(6,392,052)
Net increase (decrease) in net assets resulting from capital share transactions	$(10,393,559)	$3,774,735	$1,227,073

TOTAL INCREASE (DECREASE) IN NET ASSETS	$38,102,647	$3,997,161	$17,707,072
NET ASSETS, BEGINNING OF PERIOD	338,275,631	651,269	84,209,657
NET ASSETS, END OF PERIOD	$376,378,278	$4,648,430	$101,916,729

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2024

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,590,742	$1,728,875	$604,034
Net realized gain (loss) from investment transactions	(473,559)	13,666,746	(706,714)
Net change in unrealized appreciation (depreciation) of investments	2,434,088	(3,826,640)	1,283,867
Net increase (decrease) in net assets resulting from operations	$4,551,271	$11,568,981	$1,181,187

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,262,542)	$(1,046,083)	$(10,167)
Distributions - Class C	(153,243)	(44,321)	N/A
Distributions - Class I	(1,200,909)	(741,898)	(623,535)
Total distributions	$(2,616,694)	$(1,832,302)	$(633,702)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,585,365	$2,929,527	$65,930
Proceeds from sale of shares - Class C	281,108	75,382	N/A
Proceeds from sale of shares - Class I	9,003,205	3,815,136	5,200,071
Proceeds from reinvested dividends - Class A	1,077,944	1,008,882	10,168
Proceeds from reinvested dividends - Class C	114,004	42,968	N/A
Proceeds from reinvested dividends - Class I	845,603	554,426	455,447
Cost of shares redeemed - Class A	(2,531,271)	(18,757,833)	(118,669)
Cost of shares redeemed - Class C	(453,834)	(2,629,708)	N/A
Cost of shares redeemed - Class I	(12,101,477)	(12,639,226)	(4,322,261)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,179,353)	$(25,600,446)	$1,290,686

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(244,776)	$(15,863,767)	$1,838,171
NET ASSETS, BEGINNING OF PERIOD	48,831,961	138,681,785	15,012,184
NET ASSETS, END OF PERIOD	$48,587,185	$122,818,018	$16,850,355

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Notes to Financial Statements

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of six series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. Integrity Dividend Summit Fund (the “Dividend Summit Fund”), a non-diversified fund, seeks to maximize qualified dividend income with long term appreciation as a secondary objective. Integrity Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks to provide a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers of the Funds, and the Principal Executive Officer and the Principal Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Valuation Designee using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

The Integrity Funds | July 31, 2025

Contingent deferred sales charge—For Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund, and High Income Fund- Class A shares of $1 million investment or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For Short Term Government Fund Class A – For investments of $200,000 or more, a 0.40% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended July 31, 2025, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund, Dividend Summit Fund, and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The High Income Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund and S-T Gov Fund use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

The Integrity Funds | July 31, 2025

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of July 31, 2025:

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
NMG Parent LLC	37	9/25/2020	-	$4,607
Incora Intermediate LLC	1,553	1/31/2025	58,682	$31,044
Incora, Inc. 144A	33,112	1/31/2025	48,540	$26,503

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2025:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$500,858,560	$–	$–	$500,858,560
Total	$500,858,560	$–	$–	$500,858,560

Dividend Summit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$9,303,423	$–	$–	$9,303,423
Total	$9,303,423	$–	$–	$9,303,423

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$111,550,400	$–	$–	$111,550,400
Total	$111,550,400	$–	$–	$111,550,400

High Income Fund	Level 1	Level 2	Level 3 **	Total
Corporate Bonds*	$–	$44,434,766	$26,503	$44,461,269
Common Stock*	284,464	143,718	117,345	545,527
Convertible Preferred Stock*	–	–	67,462	67,462
Warrants	–	–	3,691	3,691
Total	$284,464	$44,578,484	$215,001	$45,077,949

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$132,278,556	$–	$–	132,278,556
Total	$132,278,556	$–	$–	$132,278,556

ST Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$–	$31,046,374	$–	$31,046,374
U.S Government Notes/Bills	–	842,933	–	842,933
Total	$–	$31,889,307	$–	$31,889,307

*Level 3 investments for High Income Fund includes corporate bonds, common stock, and convertible preferred stock valued at zero.

** A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Please refer to the Schedules of Investments for sector classification.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2025, were as follows:

	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$229,740,288	$8,356,325	$9,217,721	$11,899,524	$76,303,206	$40,691,164
Sales	$121,787,340	$3,401,046	$9,117,239	$14,444,308	$80,099,702	$24,553,260

The Integrity Funds | July 31, 2025

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/2025:	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	1,112,242	25,151	30,582	236,074	1,136,956	37,056
Shares issued from reinvestments	562,361	2,005	13,389	140,642	117,214	1,256
Shares redeemed	(1,118,662)	(4,422)	(74,719)	(616,357)	(2,507,689)	(17,851)
Net increase (decrease)	555,941	22,734	(30,748)	(239,641)	(1,253,519)	20,461

Class C
Shares sold	549,833	-	6,798	41,022	35,627	N/A
Shares issued from reinvestments	139,751	-	1,561	12,905	2,572	N/A
Shares redeemed	(332,365)	-	(7,506)	(218,902)	(358,934)	N/A
Net increase (decrease)	357,219	-	853	(164,975)	(320,735)	N/A

Class I
Shares sold	8,725,302	563,883	104,769	622,152	2,907,842	2,683,524
Shares issued from reinvestments	1,128,137	12,331	7,324	121,219	82,878	67,436
Shares redeemed	(3,640,564)	(133,936)	(76,251)	(764,148)	(1,920,018)	(1,049,556)
Net increase (decrease)	6,212,875	442,278	35,842	(20,777)	1,070,702	1,701,404

Year Ended 7/31/2024:	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	913,409	19,513	36,668	221,620	548,724	7,917
Shares issued from reinvestments	190,402	599	13,589	149,291	189,577	1,223
Shares redeemed	(1,229,271)	(5,213)	(57,312)	(350,770)	(3,582,190)	(14,248)
Net increase (decrease)	(125,460)	14,899	(7,055)	20,141	(2,843,889)	(5,108)

Class C
Shares sold	276,716	-	11,449	38,779	13,863	N/A
Shares issued from reinvestments	37,944	-	1,251	15,758	8,141	N/A
Shares redeemed	(326,534)	-	(7,754)	(62,941)	(497,705)	N/A
Net increase (decrease)	(11,874)	-	4,946	(8,404)	(475,701)	N/A

Class I
Shares sold	3,758,081	355,840	85,449	1,258,575	729,070	625,211
Shares issued from reinvestments	323,798	5,626	6,803	117,461	104,992	54,742
Shares redeemed	(4,736,107)	(13,243)	(72,490)	(1,687,394)	(2,403,040)	(522,309)
Net increase (decrease)	(654,228)	348,223	19,762	(311,358)	(1,568,978)	157,644

NOTE 6: Income Tax Information

At July 31, 2025, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	Short Term Government Fund
Investments at cost	$422,645,450	$9,275,871	$55,060,158	$47,125,013	$109,642,376	$31,706,551
Unrealized appreciation	$95,207,678	$726,757	$57,776,398	$794,164	$27,633,644	$763,143
Unrealized depreciation	(16,994,568)	(699,205)	(1,286,156)	(2,841,228)	(4,997,464)	(580,387)
Net unrealized appreciation/depreciation*	$78,213,110	$27,552	$56,490,242	$(2,047,064)	$22,636,180	$182,756

* Differences between financial reporting-basis and tax-basis unrealized appreciation (depreciation) are due to tax deferral of losses on wash sales.

The Integrity Funds | July 31, 2025

The tax character of distributions paid was as follows:

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	Short Term Government Fund
Year ended July 31, 2025:
Ordinary Income	$13,746,797	$486,986	$535,633	$2,572,890	$1,188,547	$1,031,356
Return of Capital	–	–	–	–	155,172	–
Capital Gain	24,496,040	5,099	1,879,102	–	–	–
	$38,242,837	$492,085	$2,414,735	$2,572,890	$1,343,719	$1,031,356
Year ended July 31, 2024:
Ordinary Income	$10,400,653	$141,088	$607,001	$2,615,225	$1,832,302	$633,702
Capital Gain	4,977	-	1,365,252	-	-	-
	$10,405,630	$141,088	$1,972,253	$2,615,225	$1,832,302	$633,702

As of July 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	Short Term Government Fund
Undistributed ordinary income	$–	$17	$441,958	$61,041	$–	$24,126
Distributions Payable	–	–	–	(65,499)	–	–
Undistributed capital gain	13,864,254	5,323	2,831,671	–	–	–
Capital loss carryforward	(4,894,247)	–	–	(1,379,513)	(165,817,398)	(9,183,917)
Unrealized appreciation/(depreciation)	78,213,110	27,552	56,490,242	(2,047,064)	22,636,180	182,756
Total accumulated earnings/(deficit)	$87,183,117	$32,892	$59,763,871	$(3,431,035)	$(143,181,218)	$(8,977,035)

The Funds’ capital loss carryforward amounts as of July 31, 2025 are as follows:

	Dividend		Dividend	Growth &	High	MNA	Short Term
	Harvest		Summit	Income	Income	Resources	Government
	Fund		Fund	Fund	Fund	Fund	Fund
Non-expiring S-T losses	$4,894,247	*	$–	$–	$–	$103,813,467	$4,701,322
Non-expiring L-T losses	–		–	–	1,379,513	62,003,931	4,482,595
Total	$4,894,247		$–	$–	$1,379,513	$165,817,398	$9,183,917

Capital loss carryforward utilized	$368,337		$601	$–	$–	$10,617,162	$–

*Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, JPMIM is the sub-adviser. As compensation for sub-advisory services provided to the High Income Fund, VFM is required to pay JPMIM a fee computed at an annual rate of 0.35% of the Fund’s average daily net assets (allocated proportionally between Class A, Class C, and Class I shares of the High Income Fund). For S-T Gov Fund, M.D. Sass Investor Services, Inc. is the sub-adviser. As compensation for sub-advisory services provided to the Fund, VFM is required to pay M.D. Sass a fee computed at an annual rate of 0.15% of the Fund’s average daily net assets (allocated proportionally between Class A and Class I shares of the S-T Gov Fund). A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. The Funds pay investment advisory fees to VFM on a monthly basis. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After November 29, 2025, the expense limitations may be terminated or revised for the Funds.

The Integrity Funds | July 31, 2025

Expense limitations as of July 31, 2025, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I
Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Dividend Summit Fund	0.75%	0.99%	1.74%	0.74%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	1.09%*	1.84%*	0.84%*
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

*	High Income Fund’s contractual waivers are effective as of November 30, 2024. Prior to November 30, 2024, the waiver percentages were 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively.

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There were voluntary waivers for the period August 1, 2023 through June 30, 2024 for Dividend Summit Fund beyond the expense limitation agreement to maintain a 0.00% expense ratio for each class of shares. For the period July 1, 2024 through January 6, 2025, there were voluntary waivers for Dividend Summit Fund beyond the expense limitation agreement to maintain a 0.50% expense ratio for each class of shares. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/2025			Payable 7/31/2025
	Advisory	Waived	Reimb.	Advisory	Waived	Reimb.
Dividend Harvest Fund	$3,384,885	$2,013,200	$-	$330,576	$189,917	$-
Dividend Summit Fund	$61,292	$61,292	$62,732	$6,145	$6,145	$5,291
Growth & Income Fund	$1,046,864	$569,802	$-	$96,210	$49,693	$-
High Income Fund	$409,601	$298,542	$-	$33,715	$23,147	$-
MNA Resources Fund	$615,972	$5,042	$-	$55,901	$3	$-
S-T Gov Fund	$79,708	$76,817	$-	$8,253	$6,842	$-

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and expiration dates are as follow:

	7/31/2026 Amount	7/31/2027 Amount	07/31/2028 Amount	Total
Dividend Harvest Fund	$1,443,402	$1,653,668	$2,013,200	$5,110,270
Dividend Summit Fund	$18,895	$91,036	$124,024	$233,955
Growth & Income Fund	$429,172	$479,449	$569,802	$1,478,423
High Income Fund	$340,855	$317,306	$298,542	$956,703
MNA Resources Fund	$89,643	$125,584	$5,042	$220,269
S-T Gov Fund	$86,774	$60,884	$76,817	$224,475

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/2025			Payable 7/31/2025
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$407,545	$-	$333,792	$29,797
Dividend Harvest Fund - C	$-	$293	$348,132	$33,230
Dividend Summit Fund - A	$7,473	$-	$952	$100
Dividend Summit Fund - C	$-	$-	$552	$47
Growth & Income Fund - A	$68,605	$-	$154,680	$13,775
Growth & Income Fund - C	$-	$154	$82,485	$7,519
High Income Fund - A	$21,273	$-	$56,042	$4,843
High Income Fund - C	$-	$334	$31,107	$1,902
MNA Resources Fund - A	$174,110	$-	$384,188	$33,856
MNA Resources Fund - C	$-	$156	$36,103	$2,436
S-T Gov Fund - A	$1,692	$-	$760	$98

The Integrity Funds | July 31, 2025

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Commencing on November 30, 2024, IFS also charges a $2,500 annual fee for tailored shareholder reporting plus an additional fee of $750 per year for each share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/2025		Payable 7/31/2025
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$863,178	$657,875	$65,308	$63,479
Dividend Summit Fund	$28,023	$62,603	$2,479	$5,627
Growth & Income Fund	$234,092	$197,723	$19,532	$17,950
High Income Fund	$81,525	$118,625	$7,345	$10,033
MNA Resources Fund	$286,650	$223,634	$24,266	$20,132
S-T Gov Fund	$37,875	$75,827	$4,683	$7,249

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

The Growth and Income Fund does not concentrate in any one industry, based on economic conditions, it may make significant investments in certain sectors. The Fund may invest significantly in securities of companies in the information technology sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory, or other occurrences affecting that sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Dividend Harvest Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$19.02	$16.44	$16.33	$15.12	$12.71

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.56	$0.52	$0.52	$0.50	$0.47
Net realized and unrealized gain (loss) on investments(2)	1.40	2.58	0.31	1.21	2.41
Total from investment operations	$1.96	$3.10	$0.83	$1.71	$2.88

Less Distributions:
Dividends from net investment income	$(0.56)	$(0.52)	$(0.51)	$(0.50)	$(0.47)
Distributions from net realized gains	(1.10)	0.00	(0.21)	0.00	0.00
Total distributions	$(1.66)	$(0.52)	$(0.72)	$(0.50)	$(0.47)

NET ASSET VALUE, END OF PERIOD	$19.32	$19.02	$16.44	$16.33	$15.12

Total Return (excludes any applicable sales charge)	10.81%	19.38%	5.31%	11.41%	23.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$139,844	$127,113	$111,909	$105,799	$88,405
Ratio of expenses to average net assets after waivers(3)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waivers	1.40%	1.46%	1.43%	1.44%	1.48%
Ratio of net investment income to average net assets(3)	2.94%	3.11%	3.23%	3.13%	3.39%
Portfolio turnover rate	27.86%	41.80%	22.79%	14.84%	42.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Dividend Harvest Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$18.85	$16.29	$16.19	$15.00	$12.61

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.41	$0.39	$0.39	$0.38	$0.37
Net realized and unrealized gain (loss) on investments(2)	1.39	2.57	0.31	1.19	2.39
Total from investment operations	$1.80	$2.96	$0.70	$1.57	$2.76

Less Distributions:
Dividends from net investment income	$(0.42)	$(0.40)	$(0.39)	$(0.38)	$(0.37)
Distributions from net realized gains	(1.10)	0.00	(0.21)	0.00	0.00
Total distributions	$(1.52)	$(0.40)	$(0.60)	$(0.38)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$19.13	$18.85	$16.29	$16.19	$15.00

Total Return (excludes any applicable sales charge)	9.99%	18.55%	4.50%	10.54%	22.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$39,361	$32,058	$27,906	$22,463	$15,762
Ratio of expenses to average net assets after waivers(3)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers	2.15%	2.21%	2.18%	2.19%	2.23%
Ratio of net investment income to average net assets(3)	2.19%	2.36%	2.48%	2.38%	2.64%
Portfolio turnover rate	27.86%	41.80%	22.79%	14.84%	42.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Dividend Harvest Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$19.04	$16.45	$16.34	$15.13	$12.72

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.61	$0.56	$0.56	$0.55	$0.51
Net realized and unrealized gain (loss) on investments(2)	1.40	2.60	0.31	1.20	2.41
Total from investment operations	$2.01	$3.16	$0.87	$1.75	$2.92

Less Distributions:
Dividends from net investment income	$(0.61)	$(0.57)	$(0.55)	$(0.54)	$(0.51)
Distributions from net realized gains	(1.10)	0.00	(0.21)	0.00	0.00
Total distributions	$(1.71)	$(0.57)	$(0.76)	$(0.54)	$(0.51)

NET ASSET VALUE, END OF PERIOD	$19.34	$19.04	$16.45	$16.34	$15.13

Total Return (excludes any applicable sales charge)	11.07%	19.73%	5.58%	11.68%	23.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$340,766	$217,207	$198,461	$123,271	$64,062
Ratio of expenses to average net assets after waivers(3)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers	1.15%	1.21%	1.18%	1.19%	1.23%
Ratio of net investment income to average net assets(3)	3.19%	3.37%	3.48%	3.38%	3.64%
Portfolio turnover rate	27.86%	41.80%	22.79%	14.84%	42.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Dividend Summit Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Period from
	Ended	Ended	5/1/23* to
	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.91	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.62	$0.70	$0.15
Net realized and unrealized gain (loss) on investments(2)	(0.10)	0.66	0.17
Total from investment operations	$0.52	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.60)	$(0.62)	$(0.15)
Distributions from net realized gains	(0.01)	0.00	0.00
Total distributions	$(0.61)	$(0.62)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$10.82	$10.91	$10.17

Total Return (excludes any applicable sales charge)#	4.88%	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$461	$217	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.81%	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	2.41%	5.50%	12.71%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	5.71%	6.83%	5.95%
Portfolio turnover rate#	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.99% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.91% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.18% for the period August 1, 2024 through July 31, 2025.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Dividend Summit Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Period from
	Ended	Ended	5/1/23* to
	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$11.02	$10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.55	$0.62	$0.13
Net realized and unrealized gain (loss) on investments(2)	(0.07)	0.76	0.19
Total from investment operations	$0.48	$1.38	$0.32

Less Distributions:
Dividends from net investment income	$(0.52)	$(0.55)	$(0.13)
Distributions from net realized gains	(0.01)	0.00	0.00
Total distributions	$(0.53)	$(0.55)	$(0.13)

NET ASSET VALUE, END OF PERIOD	$10.97	$11.02	$10.19

Total Return (excludes any applicable sales charge)#	4.40%	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$55	$55	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	1.19%	0.05%	0.00%
Ratio of expenses to average net assets before waivers^	3.19%	8.04%	13.45%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	4.96%	6.07%	5.21%
Portfolio turnover rate#	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 1.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 1.69% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.55% for the period August 1, 2024 through July 31, 2025.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Dividend Summit Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Period from
	Ended	Ended	5/1/23* to
	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.88	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.65	$0.73	$0.15
Net realized and unrealized gain (loss) on investments(2)	(0.11)	0.63	0.17
Total from investment operations	$0.54	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.63)	$(0.65)	$(0.15)
Distributions from net realized gains	(0.01)	0.00	0.00
Total distributions	$(0.64)	$(0.65)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$10.78	$10.88	$10.17

Total Return (excludes any applicable sales charge)#	5.06%	14.04%	3.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$9,100	$4,376	$549
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.65%	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	2.16%	4.48%	12.42%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	5.96%	7.08%	6.20%
Portfolio turnover rate#	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.64% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.09% for the period August 1, 2024 through July 31, 2025.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Growth & Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$97.71	$82.11	$73.72	$80.95	$60.74

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.36	$0.64	$0.44	$0.16	$0.29
Net realized and unrealized gain (loss) on investments(2)	12.92	16.84	8.92	(6.83)	20.35
Total from investment operations	$13.28	$17.48	$9.36	$(6.67)	$20.64

Less Distributions:
Dividends from net investment income	$(0.48)	$(0.57)	$(0.38)	$(0.08)	$(0.41)
Distributions from net realized gains	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)
Total distributions	$(2.30)	$(1.88)	$(0.97)	$(0.56)	$(0.43)

NET ASSET VALUE, END OF PERIOD	$108.69	$97.71	$82.11	$73.72	$80.95

Total Return (excludes any applicable sales charge)	13.80%	21.66%	12.98%	(8.37)%	34.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$65,083	$61,511	$52,272	$49,909	$52,676
Ratio of expenses to average net assets after waivers(3)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets before waivers	1.78%	1.77%	1.83%	1.80%	1.80%
Ratio of net investment income to average net assets(3)	0.36%	0.74%	0.60%	0.20%	0.41%
Portfolio turnover rate	8.86%	6.22%	4.29%	3.78%	11.22%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Growth & Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$94.29	$79.36	$71.41	$78.94	$59.67

Income (loss) from investment operations:
Net investment income (loss)(1)	$(0.38)	$(0.01)	$(0.11)	$(0.42)	$0.00
Net realized and unrealized gain (loss) on investments(2)	12.43	16.26	8.65	(6.63)	19.86
Total from investment operations	$12.05	$16.25	$8.54	$(7.05)	$19.86

Less Distributions:
Dividends from net investment income	$0.00	$(0.01)	$0.00	$0.00	$(0.57)
Distributions from net realized gains	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)
Total distributions	$(1.82)	$(1.32)	$(0.59)	$(0.48)	$(0.59)

NET ASSET VALUE, END OF PERIOD	$104.52	$94.29	$79.36	$71.41	$78.94

Total Return (excludes any applicable sales charge)	12.94%	20.75%	12.14%	(9.05)%	33.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$8,910	$7,957	$6,304	$5,655	$5,041
Ratio of expenses to average net assets after waivers(3)	1.99%	1.99%	1.99%	1.99%	1.85%
Ratio of expenses to average net assets before waivers	2.53%	2.52%	2.58%	2.55%	2.20%
Ratio of net investment income to average net assets(3)	(0.39)%	(0.02)%	(0.15)%	(0.55)%	0.00%
Portfolio turnover rate	8.86%	6.22%	4.29%	3.78%	11.22%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Growth & Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$98.01	$82.34	$73.85	$81.06	$60.80

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.62	$0.86	$0.62	$0.35	$0.48
Net realized and unrealized gain (loss) on investments(2)	12.96	16.88	8.94	(6.81)	20.37
Total from investment operations	$13.58	$17.74	$9.56	$(6.46)	$20.85

Less Distributions:
Dividends from net investment income	$(0.73)	$(0.76)	$(0.48)	$(0.27)	$(0.57)
Distributions from net realized gains	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)
Total distributions	$(2.55)	$(2.07)	$(1.07)	$(0.75)	$(0.59)

NET ASSET VALUE, END OF PERIOD	$109.04	$98.01	$82.34	$73.85	$81.06

Total Return (excludes any applicable sales charge)	14.09%	21.95%	13.25%	(8.12)%	34.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$40,009	$32,449	$25,634	$22,735	$24,784
Ratio of expenses to average net assets after waivers(3)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waivers	1.53%	1.52%	1.58%	1.54%	1.55%
Ratio of net investment income to average net assets(3)	0.61%	0.99%	0.85%	0.45%	0.66%
Portfolio turnover rate	8.86%	6.22%	4.29%	3.78%	11.22%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity High Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$7.42	$7.13	$7.33	$8.13	$7.65

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.40	$0.39	$0.36	$0.31	$0.32
Net realized and unrealized gain (loss) on investments(2)	0.21	0.29	(0.20)	(0.80)	0.48
Total from investment operations	$0.61	$0.68	$0.16	$(0.49)	$0.80

Less Distributions:
Dividends from net investment income	$(0.40)	$(0.39)	$(0.36)	$(0.31)	$(0.32)
Total distributions	$(0.40)	$(0.39)	$(0.36)	$(0.31)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$7.63	$7.42	$7.13	$7.33	$8.13

Total Return (excludes any applicable sales charge)	8.42%	9.78%	2.41%	(6.14)%	10.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,812	$23,964	$22,891	$25,736	$26,725
Ratio of expenses to average net assets after waivers(3)	1.04%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waivers	1.66%	1.65%	1.68%	1.63%	1.63%
Ratio of net investment income to average net assets(3)	5.32%	5.32%	5.14%	3.99%	3.99%
Portfolio turnover rate	27.70%	25.60%	15.41%	21.04%	35.74%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity High Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$7.44	$7.15	$7.35	$8.15	$7.67

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.34	$0.33	$0.31	$0.25	$0.26
Net realized and unrealized gain (loss) on investments(2)	0.19	0.29	(0.20)	(0.80)	0.48
Total from investment operations	$0.53	$0.62	$0.11	$(0.55)	$0.74

Less Distributions:
Dividends from net investment income	$(0.34)	$(0.33)	$(0.31)	$(0.25)	$(0.26)
Total distributions	$(0.34)	$(0.33)	$(0.31)	$(0.25)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$7.63	$7.44	$7.15	$7.35	$8.15

Total Return (excludes any applicable sales charge)	7.32%	8.95%	1.65%	(6.82)%	9.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,269	$3,438	$3,364	$3,364	$3,776
Ratio of expenses to average net assets after waivers(3)	1.80%	1.74%	1.74%	1.74%	1.74%
Ratio of expenses to average net assets before waivers	2.42%	2.40%	2.43%	2.38%	2.38%
Ratio of net investment income to average net assets(3)	4.56%	4.57%	4.39%	3.24%	3.24%
Portfolio turnover rate	27.70%	25.60%	15.41%	21.04%	35.74%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity High Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$7.41	$7.12	$7.32	$8.13	$7.64

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.42	$0.40	$0.38	$0.33	$0.34
Net realized and unrealized gain (loss) on investments(2)	0.22	0.29	(0.20)	(0.81)	0.49
Total from investment operations	$0.64	$0.69	$0.18	$(0.48)	$0.83

Less Distributions:
Dividends from net investment income	$(0.42)	$(0.40)	$(0.38)	$(0.33)	$(0.34)
Total distributions	$(0.42)	$(0.40)	$(0.38)	$(0.33)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$7.63	$7.41	$7.12	$7.32	$8.13

Total Return (excludes any applicable sales charge)	8.84%	10.06%	2.66%	(6.04)%	11.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$21,632	$21,185	$22,577	$24,286	$26,652
Ratio of expenses to average net assets after waivers(3)	0.79%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets before waivers	1.41%	1.40%	1.43%	1.38%	1.37%
Ratio of net investment income to average net assets(3)	5.57%	5.57%	5.39%	4.24%	4.24%
Portfolio turnover rate	27.70%	25.60%	15.41%	21.04%	35.74%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Mid-North American Resources Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$5.77	$5.30	$5.07	$3.74	$2.59

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.05	$0.07	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss) on investments(2)	0.74	0.47	0.23	1.33	1.15
Total from investment operations	$0.79	$0.54	$0.31	$1.39	$1.19

Less Distributions:
Dividends from net investment income	$(0.04)	$(0.07)	$(0.08)	$(0.06)	$(0.04)
Distributions from return of capital	(0.01)	0.00	0.00	0.00	0.00 **
Total distributions	$(0.05)	$(0.07)	$(0.08)	$(0.06)	$(0.04)

NET ASSET VALUE, END OF PERIOD	$6.51	$5.77	$5.30	$5.07	$3.74

Total Return (excludes any applicable sales charge)	13.89%	10.31%	6.23%	37.38%	46.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$81,004	$79,047	$87,706	$95,211	$80,091
Ratio of expenses to average net assets after waivers(3)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets before waivers	1.50%	1.60%	1.56%	1.50%	1.60%
Ratio of net investment income to average net assets(3)	0.81%	1.25%	1.57%	1.36%	1.18%
Portfolio turnover rate	63.34%	50.88%	41.75%	51.12%	71.19%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Mid-North American Resources Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$5.73	$5.26	$5.04	$3.71	$2.57

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.02	$0.04	$0.05	$0.04	$0.02
Net realized and unrealized gain (loss) on investments(2)	0.73	0.47	0.22	1.32	1.14
Total from investment operations	$0.75	$0.51	$0.27	$1.36	$1.16

Less Distributions:
Dividends from net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.03)	$(0.02)
Distributions from return of capital	0.00 **	0.00	0.00	0.00	0.00 **
Total distributions	$(0.02)	$(0.04)	$(0.05)	$(0.03)	$(0.02)

NET ASSET VALUE, END OF PERIOD	$6.46	$5.73	$5.26	$5.04	$3.71

Total Return (excludes any applicable sales charge)	13.20%	9.82%	5.50%	36.90%	45.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,920	$4,426	$6,571	$8,893	$9,451
Ratio of expenses to average net assets after waivers(3)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets before waivers	2.01%	2.10%	2.06%	2.00%	2.10%
Ratio of net investment income to average net assets(3)	0.30%	0.75%	1.07%	0.85%	0.68%
Portfolio turnover rate	63.34%	50.88%	41.75%	51.12%	71.19%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Mid-North American Resources Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$5.72	$5.25	$5.03	$3.71	$2.57

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.08	$0.09	$0.10	$0.08	$0.06
Net realized and unrealized gain (loss) on investments(2)	0.73	0.48	0.22	1.32	1.14
Total from investment operations	$0.81	$0.57	$0.32	$1.40	$1.20

Less Distributions:
Dividends from net investment income	$(0.07)	$(0.10)	$(0.10)	$(0.08)	$(0.06)
Distributions from return of capital	(0.01)	0.00	0.00	0.00	0.00 **
Total distributions	$(0.08)	$(0.10)	$(0.10)	$(0.08)	$(0.06)

NET ASSET VALUE, END OF PERIOD	$6.45	$5.72	$5.25	$5.03	$3.71

Total Return (excludes any applicable sales charge)	14.42%	10.96%	6.65%	38.17%	47.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$51,274	$39,346	$44,404	$42,940	$19,839
Ratio of expenses to average net assets after waivers(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers	1.00%	1.10%	1.06%	1.00%	1.08%
Ratio of net investment income to average net assets(3)	1.31%	1.75%	2.07%	1.86%	1.68%
Portfolio turnover rate	63.34%	50.88%	41.75%	51.12%	71.19%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Short Term Government Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.52	$8.23	$8.43	$8.98	$9.22

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.31	$0.30	$0.00 **	$0.07	$0.19
Net realized and unrealized gain (loss) on investments(2)	0.24	0.30	(0.18)	(0.47)	(0.14)
Total from investment operations	$0.55	$0.60	$(0.18)	$(0.40)	$0.05

Less Distributions:
Dividends from net investment income	$(0.32)	$(0.31)	$(0.02)	$(0.15)	$(0.29)
Total distributions	$(0.32)	$(0.31)	$(0.02)	$(0.15)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$8.75	$8.52	$8.23	$8.43	$8.98

Total Return (excludes any applicable sales charge)	6.55%	7.49%	(2.08)%	(4.51)%	0.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$462	$275	$308	$703	$724
Ratio of expenses to average net assets after waivers(3)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers	1.09%	1.19%	1.33%	1.18%	1.17%
Ratio of net investment income to average net assets(3)	3.56%	3.65%	(0.10)%	0.84%	2.14%
Portfolio turnover rate	113.27%	57.27%	60.63%	51.52%	140.79%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than ($0.005)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Financial Highlights

Integrity Short Term Government Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.53	$8.24	$8.44	$8.98	$9.22

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.33	$0.32	$0.01	$0.09	$0.22
Net realized and unrealized gain (loss) on investments(2)	0.24	0.30	(0.18)	(0.46)	(0.15)
Total from investment operations	$0.57	$0.62	$(0.17)	$(0.37)	$0.07

Less Distributions:
Dividends from net investment income	$(0.34)	$(0.33)	$(0.03)	$(0.17)	$(0.31)
Total distributions	$(0.34)	$(0.33)	$(0.03)	$(0.17)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$8.76	$8.53	$8.24	$8.44	$8.98

Total Return (excludes any applicable sales charge)	6.81%	7.75%	(1.97)%	(4.18)%	0.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$31,916	$16,575	$14,704	$19,609	$31,576
Ratio of expenses to average net assets after waivers(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before waivers	0.84%	0.94%	1.08%	0.93%	0.93%
Ratio of net investment income to average net assets(3)	3.81%	3.90%	0.15%	1.09%	2.38%
Portfolio turnover rate	113.27%	57.27%	60.63%	51.52%	140.79%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

As of July 31, 2025, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of The Integrity Funds (the “Independent Trustees”) are paid an annual fee of $30,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and Viking Mutual Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2025, the aggregate remuneration paid by the Trust to the Independent Trustees was $67,540. In addition, for the fiscal year ended July 31, 2025, Brent M. Wheeler was paid by the Trust an aggregate amount of $94,530 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities for Closed-End Management Investment Companies

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

The Integrity Funds | July 31, 2025

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed and attached hereto.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

The Integrity Funds | July 31, 2025

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By:	/s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

September 29, 2025

By:	/s/ Shelly Nahrstedt
Shelly Nahrstedt
Principal Financial Officer

September 29, 2025

The Integrity Funds | July 31, 2025